Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	2.250%	4/30/21	22,697	22,824
	United States Treasury Note/Bond	2.000%	5/31/24	20,570	20,647
Total U.S. Government and Agency Obligations (Cost $43,346)					43,471
Corporate Bonds (98.9%)
Finance (41.6%)
	Banking (33.3%)
	American Express Co.	2.200%	10/30/20	18,636	18,538
	American Express Co.	3.000%	2/22/21	5,350	5,383
	American Express Co.	3.375%	5/17/21	8,284	8,401
	American Express Co.	3.700%	11/5/21	15,000	15,398
	American Express Co.	2.750%	5/20/22	11,000	11,049
	American Express Co.	2.500%	8/1/22	36,378	36,200
	American Express Co.	2.650%	12/2/22	26,322	26,411
	American Express Co.	3.400%	2/27/23	18,625	19,073
	American Express Co.	3.700%	8/3/23	24,633	25,555
	American Express Co.	3.400%	2/22/24	15,090	15,473
	American Express Credit Corp.	2.600%	9/14/20	23,595	23,627
	American Express Credit Corp.	2.250%	5/5/21	32,977	32,801
	American Express Credit Corp.	2.700%	3/3/22	21,179	21,268
	Associated Bank NA	3.500%	8/13/21	4,500	4,567
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	8,713	8,681
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	21,065	20,984
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	10,358	10,388
	Australia & New Zealand Banking Group Ltd.	3.300%	5/17/21	1,130	1,147
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	15,634	15,576
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	12,950	12,949
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	5,871	5,881
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	24,190	24,238
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	7,205	7,223
	Banco Santander SA	3.500%	4/11/22	18,000	18,262
	Banco Santander SA	3.125%	2/23/23	12,915	12,854
	Banco Santander SA	3.848%	4/12/23	13,600	13,842
	Bancolombia SA	5.950%	6/3/21	11,850	12,454
	Bank of America Corp.	5.625%	7/1/20	3,451	3,564
	Bank of America Corp.	2.625%	10/19/20	31,684	31,688
	Bank of America Corp.	2.151%	11/9/20	29,488	29,334
	Bank of America Corp.	5.875%	1/5/21	6,246	6,562
	Bank of America Corp.	2.625%	4/19/21	34,656	34,752
	Bank of America Corp.	5.000%	5/13/21	1	1
1	Bank of America Corp.	2.369%	7/21/21	47,514	47,275
1	Bank of America Corp.	2.328%	10/1/21	28,103	27,948
1	Bank of America Corp.	2.738%	1/23/22	36,695	36,692
	Bank of America Corp.	5.700%	1/24/22	3,025	3,262
1	Bank of America Corp.	3.499%	5/17/22	24,549	24,857
	Bank of America Corp.	2.503%	10/21/22	17,291	17,168
	Bank of America Corp.	3.300%	1/11/23	68,225	69,512
1	Bank of America Corp.	3.124%	1/20/23	23,036	23,181
1	Bank of America Corp.	2.881%	4/24/23	18,031	18,028

1 Bank of America Corp.	2.816%	7/21/23	28,607	28,524
Bank of America Corp.	4.100%	7/24/23	36,708	38,468
Bank of America Corp.	3.004%	12/20/23	94,975	95,267
Bank of America Corp.	4.125%	1/22/24	50,163	52,925
1 Bank of America Corp.	3.550%	3/5/24	53,405	54,524
Bank of America Corp.	4.000%	4/1/24	24,878	26,061
1 Bank of America Corp.	3.864%	7/23/24	35,490	36,768
1 Bank of America Corp.	3.458%	3/15/25	26,195	26,638
1 Bank of America NA	3.335%	1/25/23	395	400
Bank of Montreal	2.100%	6/15/20	19,300	19,270
Bank of Montreal	3.100%	7/13/20	24,282	24,506
Bank of Montreal	3.100%	4/13/21	22,146	22,442
Bank of Montreal	1.900%	8/27/21	26,717	26,420
Bank of Montreal	2.900%	3/26/22	24,825	25,076
Bank of Montreal	2.350%	9/11/22	9,334	9,319
Bank of Montreal	2.550%	11/6/22	12,828	12,907
Bank of Montreal	3.300%	2/5/24	33,415	34,243
1 Bank of Montreal	4.338%	10/5/28	5,600	5,808
Bank of New York Mellon Corp.	2.600%	8/17/20	15,013	15,036
Bank of New York Mellon Corp.	2.450%	11/27/20	19,767	19,783
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,053
Bank of New York Mellon Corp.	2.500%	4/15/21	7,436	7,443
Bank of New York Mellon Corp.	2.050%	5/3/21	23,458	23,307
Bank of New York Mellon Corp.	3.550%	9/23/21	7,947	8,116
Bank of New York Mellon Corp.	2.600%	2/7/22	21,733	21,880
Bank of New York Mellon Corp.	2.950%	1/29/23	11,515	11,655
Bank of New York Mellon Corp.	3.500%	4/28/23	8,800	9,082
1 Bank of New York Mellon Corp.	2.661%	5/16/23	26,955	27,006
Bank of New York Mellon Corp.	3.450%	8/11/23	11,350	11,708
Bank of New York Mellon Corp.	2.200%	8/16/23	17,263	16,945
Bank of New York Mellon Corp.	3.650%	2/4/24	6,107	6,374
Bank of New York Mellon Corp.	3.400%	5/15/24	15,993	16,514
Bank of Nova Scotia	2.150%	7/14/20	15,812	15,787
Bank of Nova Scotia	2.350%	10/21/20	20,587	20,583
Bank of Nova Scotia	2.500%	1/8/21	19,080	19,108
Bank of Nova Scotia	4.375%	1/13/21	11,033	11,395
Bank of Nova Scotia	2.450%	3/22/21	20,741	20,794
Bank of Nova Scotia	3.125%	4/20/21	12,735	12,912
Bank of Nova Scotia	2.800%	7/21/21	17,082	17,186
Bank of Nova Scotia	2.700%	3/7/22	35,992	36,293
Bank of Nova Scotia	2.450%	9/19/22	10,235	10,254
Bank of Nova Scotia	3.400%	2/11/24	12,364	12,714
1 Bank of Nova Scotia	4.650%	12/31/49	6,100	5,718
Barclays Bank plc	5.140%	10/14/20	22,100	22,689
Barclays Bank plc	2.650%	1/11/21	33,304	33,256
Barclays Bank plc	3.750%	5/15/24	1,600	1,633
Barclays plc	2.875%	6/8/20	18,892	18,890
Barclays plc	3.250%	1/12/21	13,840	13,889
Barclays plc	3.200%	8/10/21	22,490	22,493
Barclays plc	3.684%	1/10/23	15,470	15,528
1 Barclays plc	4.610%	2/15/23	14,050	14,384
1 Barclays plc	4.338%	5/16/24	27,335	27,788
1 Barclays plc	3.932%	5/7/25	23,500	23,366
BB&T Corp.	2.625%	6/29/20	12,301	12,309
BB&T Corp.	2.150%	2/1/21	17,670	17,562
BB&T Corp.	2.050%	5/10/21	5,555	5,499
BB&T Corp.	3.200%	9/3/21	8,405	8,527

BB&T Corp.	3.950%	3/22/22	2,809	2,910
BB&T Corp.	2.750%	4/1/22	26,855	27,051
BB&T Corp.	3.050%	6/20/22	13,225	13,443
BB&T Corp.	3.750%	12/6/23	11,050	11,532
BNP Paribas SA	5.000%	1/15/21	32,044	33,240
BNP Paribas SA	3.250%	3/3/23	12,320	12,572
BPCE SA	2.650%	2/3/21	11,120	11,146
BPCE SA	2.750%	12/2/21	9,276	9,302
2 BPCE SA	3.000%	5/22/22	4,300	4,302
BPCE SA	4.000%	4/15/24	29,761	31,303
Branch Banking & Trust Co.	2.250%	6/1/20	19,885	19,827
Branch Banking & Trust Co.	2.850%	4/1/21	8,062	8,098
Branch Banking & Trust Co.	2.625%	1/15/22	13,503	13,586
Canadian Imperial Bank of Commerce	2.100%	10/5/20	7,307	7,277
Canadian Imperial Bank of Commerce	2.700%	2/2/21	5,573	5,597
Canadian Imperial Bank of Commerce	2.550%	6/16/22	22,186	22,269
Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,650	20,440
Canadian Imperial Bank of Commerce	3.100%	4/2/24	15,000	15,181
Capital One Bank USA NA	3.375%	2/15/23	25,814	25,842
Capital One Financial Corp.	2.400%	10/30/20	6,975	6,959
Capital One Financial Corp.	3.450%	4/30/21	6,800	6,893
Capital One Financial Corp.	4.750%	7/15/21	21,080	22,010
Capital One Financial Corp.	3.050%	3/9/22	11,884	11,984
Capital One Financial Corp.	3.200%	1/30/23	19,178	19,501
Capital One Financial Corp.	3.500%	6/15/23	24,552	25,096
Capital One Financial Corp.	3.900%	1/29/24	4,700	4,881
Capital One Financial Corp.	3.750%	4/24/24	10,875	11,237
Capital One NA	2.950%	7/23/21	13,940	14,036
Capital One NA	2.250%	9/13/21	7,428	7,359
Capital One NA	2.650%	8/8/22	16,995	16,992
Citibank NA	2.100%	6/12/20	21,650	21,548
Citibank NA	2.125%	10/20/20	32,300	32,131
Citibank NA	2.850%	2/12/21	21,925	22,035
Citibank NA	3.400%	7/23/21	12,740	12,962
1 Citibank NA	3.165%	2/19/22	25,000	25,124
1 Citibank NA	2.844%	5/20/22	2,700	2,707
Citibank NA	3.650%	1/23/24	25,715	26,723
Citigroup Inc.	5.375%	8/9/20	14,872	15,342
Citigroup Inc.	2.650%	10/26/20	48,617	48,668
Citigroup Inc.	2.700%	3/30/21	43,625	43,647
Citigroup Inc.	2.350%	8/2/21	20,422	20,301
Citigroup Inc.	2.900%	12/8/21	45,737	45,909
Citigroup Inc.	4.500%	1/14/22	31,044	32,442
Citigroup Inc.	2.750%	4/25/22	27,953	27,983
Citigroup Inc.	4.050%	7/30/22	14,312	14,845
Citigroup Inc.	2.700%	10/27/22	20,690	20,636
1 Citigroup Inc.	3.142%	1/24/23	42,000	42,178
Citigroup Inc.	3.375%	3/1/23	4,000	4,068
Citigroup Inc.	3.500%	5/15/23	15,949	16,255
1 Citigroup Inc.	2.876%	7/24/23	39,646	39,629
Citigroup Inc.	3.875%	10/25/23	19,600	20,489
1 Citigroup Inc.	4.044%	6/1/24	30,320	31,561
1 Citigroup Inc.	3.352%	4/24/25	20,250	20,449
Citizens Bank NA	2.250%	10/30/20	9,385	9,340
Citizens Bank NA	2.550%	5/13/21	7,028	7,016
Citizens Bank NA	3.250%	2/14/22	2,850	2,893
Citizens Bank NA	2.650%	5/26/22	8,904	8,899

Citizens Bank NA	3.700%	3/29/23	13,880	14,350
Citizens Financial Group Inc.	2.375%	7/28/21	2,200	2,184
Comerica Inc.	3.700%	7/31/23	18,353	19,083
Commonwealth Bank of Australia	2.400%	11/2/20	18,478	18,450
Commonwealth Bank of Australia	2.550%	3/15/21	5,600	5,593
2 Commonwealth Bank of Australia	2.750%	3/10/22	12,000	12,081
Compass Bank	3.500%	6/11/21	13,350	13,522
Compass Bank	2.875%	6/29/22	8,469	8,475
Cooperatieve Rabobank UA	4.500%	1/11/21	22,717	23,425
Cooperatieve Rabobank UA	2.500%	1/19/21	39,545	39,556
Cooperatieve Rabobank UA	3.125%	4/26/21	10,200	10,315
Cooperatieve Rabobank UA	2.750%	1/10/22	16,053	16,131
Cooperatieve Rabobank UA	3.875%	2/8/22	38,430	39,745
Cooperatieve Rabobank UA	3.950%	11/9/22	23,067	23,637
Cooperatieve Rabobank UA	2.750%	1/10/23	17,270	17,299
Cooperatieve Rabobank UA	4.625%	12/1/23	27,121	28,459
Credit Suisse AG	4.375%	8/5/20	10,881	11,112
Credit Suisse AG	3.000%	10/29/21	35,427	35,679
2 Credit Suisse Group AG	3.574%	1/9/23	4,250	4,303
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	33,810	33,980
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	34,737	35,099
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	16,051	16,523
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	17,515	17,940
Deutsche Bank AG	2.700%	7/13/20	30,519	30,204
Deutsche Bank AG	2.950%	8/20/20	5,690	5,648
Deutsche Bank AG	3.125%	1/13/21	7,880	7,789
Deutsche Bank AG	3.150%	1/22/21	36,421	36,008
Deutsche Bank AG	4.250%	2/4/21	11,350	11,376
Deutsche Bank AG	3.375%	5/12/21	16,980	16,764
Deutsche Bank AG	3.375%	5/12/21	148	147
Deutsche Bank AG	4.250%	10/14/21	48,300	48,479
Deutsche Bank AG	5.000%	2/14/22	11,662	11,910
Deutsche Bank AG	3.300%	11/16/22	11,530	11,119
Deutsche Bank AG	3.950%	2/27/23	13,965	13,759
Discover Bank	3.100%	6/4/20	21,167	21,242
Discover Bank	3.200%	8/9/21	7,967	8,062
Discover Bank	3.350%	2/6/23	11,225	11,369
Discover Bank	4.200%	8/8/23	14,800	15,593
1 Discover Bank	4.682%	8/9/28	5,075	5,193
Discover Financial Services	5.200%	4/27/22	2,806	2,992
Discover Financial Services	3.850%	11/21/22	9,049	9,380
Fifth Third Bancorp	2.875%	7/27/20	17,684	17,744
Fifth Third Bancorp	3.500%	3/15/22	7,399	7,560
Fifth Third Bancorp	2.600%	6/15/22	6,770	6,765
Fifth Third Bancorp	4.300%	1/16/24	14,500	15,381
Fifth Third Bancorp	3.650%	1/25/24	28,800	29,930
Fifth Third Bank	2.200%	10/30/20	7,527	7,500
Fifth Third Bank	2.250%	6/14/21	11,153	11,108
Fifth Third Bank	3.350%	7/26/21	7,250	7,376
Fifth Third Bank	2.875%	10/1/21	20,564	20,767
First Horizon National Corp.	3.500%	12/15/20	8,345	8,454
First Republic Bank	2.500%	6/6/22	8,400	8,380
Goldman Sachs Bank USA	3.200%	6/5/20	14,700	14,786
Goldman Sachs Group Inc.	6.000%	6/15/20	28,886	29,873
Goldman Sachs Group Inc.	2.750%	9/15/20	23,537	23,598
Goldman Sachs Group Inc.	2.600%	12/27/20	11,180	11,178
Goldman Sachs Group Inc.	2.875%	2/25/21	23,460	23,555

Goldman Sachs Group Inc.	2.625%	4/25/21	22,217	22,186
Goldman Sachs Group Inc.	5.250%	7/27/21	48,147	50,670
Goldman Sachs Group Inc.	2.350%	11/15/21	28,044	27,749
Goldman Sachs Group Inc.	5.750%	1/24/22	63,317	68,149
Goldman Sachs Group Inc.	3.000%	4/26/22	58,032	58,239
1 Goldman Sachs Group Inc.	2.876%	10/31/22	52,208	52,317
Goldman Sachs Group Inc.	3.625%	1/22/23	37,470	38,473
Goldman Sachs Group Inc.	3.200%	2/23/23	33,273	33,638
1 Goldman Sachs Group Inc.	2.908%	6/5/23	33,330	33,338
1 Goldman Sachs Group Inc.	2.905%	7/24/23	40,153	40,071
Goldman Sachs Group Inc.	3.625%	2/20/24	26,650	27,322
Goldman Sachs Group Inc.	4.000%	3/3/24	31,550	32,855
Goldman Sachs Group Inc.	3.500%	1/23/25	5,000	5,057
HSBC Bank USA NA	4.875%	8/24/20	11,241	11,527
HSBC Holdings plc	3.400%	3/8/21	42,062	42,599
HSBC Holdings plc	5.100%	4/5/21	32,172	33,502
HSBC Holdings plc	2.950%	5/25/21	39,894	40,075
HSBC Holdings plc	2.650%	1/5/22	42,440	42,351
HSBC Holdings plc	4.875%	1/14/22	10,615	11,189
HSBC Holdings plc	4.000%	3/30/22	21,798	22,542
1 HSBC Holdings plc	3.262%	3/13/23	42,022	42,362
HSBC Holdings plc	3.600%	5/25/23	25,206	25,844
1 HSBC Holdings plc	3.033%	11/22/23	20,150	20,178
HSBC Holdings plc	4.250%	3/14/24	30,526	31,536
1 HSBC Holdings plc	3.950%	5/18/24	30,504	31,305
1 HSBC Holdings plc	3.803%	3/11/25	38,650	39,447
HSBC USA Inc.	2.750%	8/7/20	15,527	15,567
HSBC USA Inc.	5.000%	9/27/20	13,954	14,336
Huntington Bancshares Inc.	7.000%	12/15/20	5,225	5,557
Huntington Bancshares Inc.	3.150%	3/14/21	13,438	13,571
Huntington Bancshares Inc.	2.300%	1/14/22	19,324	19,185
Huntington National Bank	2.875%	8/20/20	4,410	4,426
Huntington National Bank	3.250%	5/14/21	5,950	6,029
Huntington National Bank	3.125%	4/1/22	5,250	5,334
Huntington National Bank	2.500%	8/7/22	2,450	2,442
Huntington National Bank	3.550%	10/6/23	18,445	19,108
ING Groep NV	3.150%	3/29/22	22,870	23,082
ING Groep NV	4.100%	10/2/23	14,165	14,699
ING Groep NV	3.550%	4/9/24	20,800	21,104
2 Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,734
Intesa Sanpaolo SPA	5.250%	1/12/24	3,250	3,369
JPMorgan Chase & Co.	2.750%	6/23/20	32,648	32,697
JPMorgan Chase & Co.	4.400%	7/22/20	27,691	28,284
JPMorgan Chase & Co.	4.250%	10/15/20	39,752	40,659
JPMorgan Chase & Co.	2.550%	10/29/20	31,253	31,247
JPMorgan Chase & Co.	2.550%	3/1/21	37,839	37,840
JPMorgan Chase & Co.	4.625%	5/10/21	28,995	30,105
JPMorgan Chase & Co.	2.400%	6/7/21	13,696	13,657
JPMorgan Chase & Co.	2.295%	8/15/21	51,011	50,838
JPMorgan Chase & Co.	4.350%	8/15/21	35,394	36,708
JPMorgan Chase & Co.	4.500%	1/24/22	41,053	42,992
1 JPMorgan Chase & Co.	3.514%	6/18/22	25,500	25,816
JPMorgan Chase & Co.	3.250%	9/23/22	36,315	36,996
JPMorgan Chase & Co.	2.972%	1/15/23	28,568	28,773
JPMorgan Chase & Co.	3.200%	1/25/23	41,274	41,956
1 JPMorgan Chase & Co.	3.207%	4/1/23	24,600	24,868
1 JPMorgan Chase & Co.	2.776%	4/25/23	27,625	27,604

JPMorgan Chase & Co.	3.375%	5/1/23	36,462	37,269
JPMorgan Chase & Co.	2.700%	5/18/23	28,727	28,641
JPMorgan Chase & Co.	3.875%	2/1/24	16,726	17,522
1 JPMorgan Chase & Co.	3.559%	4/23/24	37,055	37,945
JPMorgan Chase & Co.	3.625%	5/13/24	20,650	21,411
1 JPMorgan Chase & Co.	3.797%	7/23/24	27,082	27,921
1 JPMorgan Chase & Co.	4.023%	12/5/24	39,750	41,617
1 JPMorgan Chase & Co.	3.220%	3/1/25	40,952	41,520
KeyBank NA	3.350%	6/15/21	7,980	8,110
KeyBank NA	2.500%	11/22/21	6,365	6,364
KeyBank NA	3.300%	2/1/22	255	261
KeyBank NA	2.400%	6/9/22	7,800	7,801
KeyBank NA	2.300%	9/14/22	7,085	7,057
KeyBank NA	3.375%	3/7/23	10,415	10,733
1 KeyBank NA	3.180%	10/15/27	3,875	3,924
KeyCorp	2.900%	9/15/20	15,561	15,623
KeyCorp	5.100%	3/24/21	20,819	21,728
Lloyds Bank plc	2.700%	8/17/20	19,500	19,515
Lloyds Bank plc	6.375%	1/21/21	17,860	18,884
Lloyds Bank plc	3.300%	5/7/21	6,390	6,462
Lloyds Banking Group plc	3.100%	7/6/21	16,050	16,114
Lloyds Banking Group plc	3.000%	1/11/22	18,345	18,334
Lloyds Banking Group plc	4.050%	8/16/23	20,804	21,328
1 Lloyds Banking Group plc	2.907%	11/7/23	36,380	35,768
Lloyds Banking Group plc	3.900%	3/12/24	13,800	14,064
M&T Bank Corp.	3.550%	7/26/23	15,417	16,081
Manufacturers & Traders Trust Co.	2.050%	8/17/20	11,200	11,145
Manufacturers & Traders Trust Co.	2.625%	1/25/21	7,105	7,115
Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,163	2,168
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	20,338	20,464
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	11,190	11,415
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	25,025	24,782
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	15,724	15,869
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	13,400	13,621
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,509	16,499
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	28,722	29,446
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	36,065	37,482
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	9,250	9,137
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	33,875	34,768
Mizuho Financial Group Inc.	2.273%	9/13/21	15,230	15,100
Mizuho Financial Group Inc.	2.953%	2/28/22	14,373	14,469
Mizuho Financial Group Inc.	2.601%	9/11/22	5,600	5,598
Mizuho Financial Group Inc.	3.549%	3/5/23	19,714	20,235
1 Mizuho Financial Group Inc.	3.922%	9/11/24	21,610	22,516
Morgan Stanley	2.800%	6/16/20	32,284	32,339
Morgan Stanley	5.500%	7/24/20	22,706	23,410
Morgan Stanley	5.750%	1/25/21	21,103	22,127
Morgan Stanley	2.500%	4/21/21	44,441	44,317
Morgan Stanley	5.500%	7/28/21	40,989	43,391
Morgan Stanley	2.625%	11/17/21	59,365	59,152
Morgan Stanley	2.750%	5/19/22	42,066	42,063
Morgan Stanley	4.875%	11/1/22	32,330	34,401
Morgan Stanley	3.125%	1/23/23	30,025	30,284
Morgan Stanley	3.750%	2/25/23	42,499	43,881
Morgan Stanley	4.100%	5/22/23	24,774	25,688
1 Morgan Stanley	3.737%	4/24/24	47,924	49,366
Morgan Stanley	3.875%	4/29/24	46,123	48,068

MUFG Americas Holdings Corp.	3.500%	6/18/22	3,275	3,352
MUFG Union Bank NA	3.150%	4/1/22	30,200	30,759
National Australia Bank Ltd.	2.625%	7/23/20	21,255	21,286
National Australia Bank Ltd.	2.500%	1/12/21	8,225	8,234
National Australia Bank Ltd.	2.625%	1/14/21	18,830	18,851
National Australia Bank Ltd.	1.875%	7/12/21	8,530	8,414
National Australia Bank Ltd.	3.375%	9/20/21	5,000	5,081
National Australia Bank Ltd.	3.700%	11/4/21	13,000	13,344
National Australia Bank Ltd.	2.800%	1/10/22	22,000	22,185
National Australia Bank Ltd.	2.500%	5/22/22	12,628	12,605
National Australia Bank Ltd.	3.000%	1/20/23	8,850	8,898
National Australia Bank Ltd.	2.875%	4/12/23	5,000	5,033
National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,169
National Bank of Canada	2.150%	6/12/20	18,314	18,251
National Bank of Canada	2.200%	11/2/20	6,675	6,664
Northern Trust Corp.	3.450%	11/4/20	8,036	8,151
Northern Trust Corp.	3.375%	8/23/21	6,265	6,437
Northern Trust Corp.	2.375%	8/2/22	3,963	3,970
People's United Financial Inc.	3.650%	12/6/22	5,495	5,644
PNC Bank NA	2.300%	6/1/20	11,165	11,145
PNC Bank NA	2.600%	7/21/20	5,150	5,161
PNC Bank NA	2.450%	11/5/20	38,006	38,002
PNC Bank NA	2.500%	1/22/21	18,887	18,874
PNC Bank NA	2.150%	4/29/21	9,370	9,331
PNC Bank NA	2.550%	12/9/21	9,658	9,664
PNC Bank NA	2.625%	2/17/22	22,997	23,094
PNC Bank NA	2.450%	7/28/22	1,750	1,753
PNC Bank NA	2.700%	11/1/22	13,675	13,685
PNC Bank NA	2.950%	1/30/23	14,105	14,240
PNC Bank NA	3.500%	6/8/23	5,250	5,419
PNC Bank NA	3.800%	7/25/23	24,483	25,482
PNC Financial Services Group Inc.	2.854%	11/9/22	7,386	7,445
PNC Financial Services Group Inc.	3.500%	1/23/24	6,629	6,872
PNC Financial Services Group Inc.	3.900%	4/29/24	11,000	11,477
PNC Funding Corp.	4.375%	8/11/20	5,690	5,817
PNC Funding Corp.	3.300%	3/8/22	25,871	26,423
RBC USA Holdco Corp.	5.250%	9/15/20	2,050	2,120
Regions Bank	2.750%	4/1/21	5,769	5,768
1 Regions Bank	3.374%	8/13/21	9,925	9,971
Regions Financial Corp.	3.200%	2/8/21	20,348	20,490
Regions Financial Corp.	2.750%	8/14/22	15,540	15,547
Regions Financial Corp.	3.800%	8/14/23	8,450	8,771
Royal Bank of Canada	2.150%	10/26/20	14,081	14,044
Royal Bank of Canada	2.350%	10/30/20	45,140	45,163
Royal Bank of Canada	2.500%	1/19/21	19,911	19,950
Royal Bank of Canada	3.200%	4/30/21	24,133	24,494
Royal Bank of Canada	2.750%	2/1/22	16,409	16,568
Royal Bank of Canada	2.800%	4/29/22	18,900	19,058
Royal Bank of Canada	3.700%	10/5/23	14,791	15,422
Royal Bank of Scotland Group plc	6.125%	12/15/22	17,093	18,217
1 Royal Bank of Scotland Group plc	3.498%	5/15/23	25,601	25,524
Royal Bank of Scotland Group plc	6.100%	6/10/23	27,273	28,931
Royal Bank of Scotland Group plc	3.875%	9/12/23	40,640	40,916
Royal Bank of Scotland Group plc	6.000%	12/19/23	29,577	31,517
Royal Bank of Scotland Group plc	5.125%	5/28/24	31,000	31,939
1 Royal Bank of Scotland Group plc	4.519%	6/25/24	22,075	22,649
1 Royal Bank of Scotland Group plc	4.269%	3/22/25	30,000	30,360

Santander Holdings USA Inc.	4.450%	12/3/21	24,476	25,394
Santander Holdings USA Inc.	3.700%	3/28/22	23,235	23,630
Santander Holdings USA Inc.	3.400%	1/18/23	8,158	8,216
Santander UK Group Holdings plc	2.875%	10/16/20	12,258	12,250
Santander UK Group Holdings plc	3.125%	1/8/21	20,260	20,282
Santander UK Group Holdings plc	2.875%	8/5/21	15,263	15,228
Santander UK Group Holdings plc	3.571%	1/10/23	18,174	18,247
1 Santander UK Group Holdings plc	3.373%	1/5/24	25,530	25,346
1 Santander UK Group Holdings plc	4.796%	11/15/24	8,340	8,730
Santander UK plc	2.125%	11/3/20	17,955	17,776
Santander UK plc	2.500%	1/5/21	5,075	5,049
Santander UK plc	3.400%	6/1/21	22,360	22,639
Santander UK plc	3.750%	11/15/21	6,975	7,125
Santander UK plc	4.000%	3/13/24	7,800	8,137
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	19,113	19,137
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	14,187	13,942
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,850	9,891
State Street Corp.	2.550%	8/18/20	22,362	22,392
State Street Corp.	4.375%	3/7/21	8,611	8,917
State Street Corp.	1.950%	5/19/21	4,607	4,572
1 State Street Corp.	2.653%	5/15/23	12,100	12,123
State Street Corp.	3.100%	5/15/23	13,195	13,454
State Street Corp.	3.700%	11/20/23	6,531	6,823
1 State Street Corp.	3.776%	12/3/24	10,150	10,574
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,980	8,995
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	9,575	9,562
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	9,092	9,256
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	2,750	2,774
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,525	9,960
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,555	5,829
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	25,657	25,816
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	22,681	22,456
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	24,200	24,079
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	14,379	14,455
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	34,500	34,694
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	13,100	13,143
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	25,000	25,352
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	7,986	8,275
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,160	13,786
SunTrust Bank	2.800%	5/17/22	19,000	19,143
SunTrust Bank	2.450%	8/1/22	8,882	8,847
1 SunTrust Bank	3.502%	8/2/22	9,678	9,809
SunTrust Bank	3.000%	2/2/23	9,622	9,751
SunTrust Bank	2.750%	5/1/23	8,492	8,502
SunTrust Bank	3.200%	4/1/24	31,700	32,278
1 SunTrust Bank	3.689%	8/2/24	12,275	12,563
SunTrust Banks Inc.	2.900%	3/3/21	9,684	9,745
SunTrust Banks Inc.	2.700%	1/27/22	13,977	14,015
SVB Financial Group	5.375%	9/15/20	4,000	4,135
Svenska Handelsbanken AB	1.950%	9/8/20	19,766	19,627
Svenska Handelsbanken AB	2.400%	10/1/20	23,916	23,875
Svenska Handelsbanken AB	2.450%	3/30/21	18,204	18,181
Svenska Handelsbanken AB	3.350%	5/24/21	22,295	22,661
Svenska Handelsbanken AB	1.875%	9/7/21	16,965	16,714
Svenska Handelsbanken AB	3.900%	11/20/23	8,370	8,800
Synchrony Bank	3.650%	5/24/21	6,275	6,359
Synchrony Bank	3.000%	6/15/22	11,577	11,592

Synchrony Financial	3.750%	8/15/21	14,347	14,587
Synchrony Financial	4.375%	3/19/24	2,500	2,567
Synovus Financial Corp.	3.125%	11/1/22	4,025	3,994
Toronto-Dominion Bank	3.000%	6/11/20	6,200	6,254
Toronto-Dominion Bank	1.850%	9/11/20	7,500	7,460
Toronto-Dominion Bank	3.150%	9/17/20	8,642	8,739
Toronto-Dominion Bank	2.500%	12/14/20	20,444	20,501
Toronto-Dominion Bank	2.550%	1/25/21	21,820	21,909
Toronto-Dominion Bank	2.125%	4/7/21	30,123	29,934
Toronto-Dominion Bank	3.250%	6/11/21	8,072	8,225
Toronto-Dominion Bank	1.800%	7/13/21	36,800	36,420
Toronto-Dominion Bank	3.500%	7/19/23	23,071	23,992
Toronto-Dominion Bank	3.250%	3/11/24	20,600	21,149
UBS AG	4.875%	8/4/20	13,802	14,180
US Bancorp	2.350%	1/29/21	22,220	22,198
US Bancorp	4.125%	5/24/21	9,693	9,999
US Bancorp	2.625%	1/24/22	26,717	26,843
US Bancorp	3.000%	3/15/22	7,172	7,273
US Bancorp	2.950%	7/15/22	21,900	22,198
US Bancorp	3.700%	1/30/24	16,752	17,598
US Bancorp	3.375%	2/5/24	28,730	29,640
US Bank NA	3.050%	7/24/20	9,670	9,735
US Bank NA	2.050%	10/23/20	23,265	23,152
US Bank NA	3.000%	2/4/21	2,675	2,701
US Bank NA	3.150%	4/26/21	6,038	6,118
1 US Bank NA	3.104%	5/21/21	12,630	12,702
US Bank NA	3.450%	11/16/21	3,620	3,703
US Bank NA	2.650%	5/23/22	19,000	19,162
US Bank NA	2.850%	1/23/23	12,600	12,755
US Bank NA	3.400%	7/24/23	10,550	10,888
Wells Fargo & Co.	2.600%	7/22/20	51,367	51,412
Wells Fargo & Co.	2.550%	12/7/20	29,951	29,950
Wells Fargo & Co.	3.000%	1/22/21	24,936	25,100
Wells Fargo & Co.	2.500%	3/4/21	41,358	41,265
Wells Fargo & Co.	4.600%	4/1/21	32,997	34,123
Wells Fargo & Co.	2.100%	7/26/21	46,152	45,638
Wells Fargo & Co.	3.500%	3/8/22	32,434	33,321
Wells Fargo & Co.	2.625%	7/22/22	55,444	55,302
Wells Fargo & Co.	3.069%	1/24/23	71,094	71,565
Wells Fargo & Co.	3.450%	2/13/23	29,678	30,175
Wells Fargo & Co.	4.125%	8/15/23	20,408	21,287
Wells Fargo & Co.	4.480%	1/16/24	5,789	6,149
Wells Fargo & Co.	3.750%	1/24/24	31,680	32,901
Wells Fargo Bank NA	2.600%	1/15/21	33,431	33,491
1 Wells Fargo Bank NA	3.325%	7/23/21	31,215	31,437
Wells Fargo Bank NA	3.625%	10/22/21	30,650	31,335
1 Wells Fargo Bank NA	2.897%	5/27/22	3,750	3,765
Wells Fargo Bank NA	3.550%	8/14/23	24,308	25,040
Westpac Banking Corp.	2.600%	11/23/20	21,747	21,783
Westpac Banking Corp.	2.650%	1/25/21	7,052	7,099
Westpac Banking Corp.	2.100%	5/13/21	29,429	29,200
Westpac Banking Corp.	2.000%	8/19/21	15,928	15,774
Westpac Banking Corp.	2.800%	1/11/22	17,926	18,024
Westpac Banking Corp.	2.500%	6/28/22	24,809	24,791
Westpac Banking Corp.	2.750%	1/11/23	9,976	10,003
Westpac Banking Corp.	3.650%	5/15/23	5,200	5,391
Westpac Banking Corp.	3.300%	2/26/24	17,350	17,785

Zions Bancorp NA	3.500%	8/27/21	13,774	14,013

Brokerage (0.9%)
Affiliated Managers Group Inc.	4.250%	2/15/24	6,219	6,566
Ameriprise Financial Inc.	3.000%	3/22/22	4,500	4,543
Ameriprise Financial Inc.	4.000%	10/15/23	14,755	15,590
BGC Partners Inc.	5.375%	7/24/23	8,050	8,394
BlackRock Inc.	4.250%	5/24/21	7,701	7,985
BlackRock Inc.	3.375%	6/1/22	9,645	9,935
BlackRock Inc.	3.500%	3/18/24	15,771	16,538
Brookfield Finance LLC	4.000%	4/1/24	8,519	8,843
Charles Schwab Corp.	4.450%	7/22/20	6,884	7,037
Charles Schwab Corp.	3.250%	5/21/21	8,781	8,919
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,538
Charles Schwab Corp.	2.650%	1/25/23	11,845	11,918
Charles Schwab Corp.	3.550%	2/1/24	9,615	10,055
CME Group Inc.	3.000%	9/15/22	7,487	7,633
E*TRADE Financial Corp.	2.950%	8/24/22	10,050	10,085
Eaton Vance Corp.	3.625%	6/15/23	4,355	4,517
Franklin Resources Inc.	2.800%	9/15/22	3,200	3,218
Intercontinental Exchange Inc.	2.750%	12/1/20	6,911	6,925
Intercontinental Exchange Inc.	2.350%	9/15/22	3,219	3,193
Intercontinental Exchange Inc.	3.450%	9/21/23	12,490	12,900
Intercontinental Exchange Inc.	4.000%	10/15/23	12,593	13,303
Invesco Finance plc	3.125%	11/30/22	9,132	9,290
Invesco Finance plc	4.000%	1/30/24	8,088	8,469
Jefferies Financial Group Inc.	5.500%	10/18/23	16,009	16,982
Jefferies Group LLC	6.875%	4/15/21	9,401	10,051
Jefferies Group LLC	5.125%	1/20/23	7,946	8,450
Owl Rock Capital Corp.	5.250%	4/15/24	4,050	4,080
Stifel Financial Corp.	3.500%	12/1/20	6,575	6,646
TD Ameritrade Holding Corp.	2.950%	4/1/22	12,525	12,661
TD Ameritrade Holding Corp.	3.750%	4/1/24	2,430	2,539

Finance Companies (1.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	8,909	9,032
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	15,697	16,050
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	18,026	18,454
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	17,482	18,181
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	2,190	2,258
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	15,778	16,034
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	7,988	8,028
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	9,138	9,469
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	7,020	6,959
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	6,704	6,880
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	14,975	15,761

Air Lease Corp.	2.500%	3/1/21	5,679	5,649
Air Lease Corp.	3.875%	4/1/21	10,056	10,254
Air Lease Corp.	3.375%	6/1/21	15,217	15,329
Air Lease Corp.	3.500%	1/15/22	7,555	7,641
Air Lease Corp.	3.750%	2/1/22	9,275	9,415
Air Lease Corp.	2.625%	7/1/22	14,205	14,031
Air Lease Corp.	2.750%	1/15/23	8,334	8,220
Air Lease Corp.	3.875%	7/3/23	8,720	8,930
Air Lease Corp.	3.000%	9/15/23	10,862	10,758
Air Lease Corp.	4.250%	2/1/24	9,600	9,967
Aircastle Ltd.	5.125%	3/15/21	4,250	4,387
Aircastle Ltd.	5.500%	2/15/22	6,600	6,953
Aircastle Ltd.	5.000%	4/1/23	10,675	11,146
Aircastle Ltd.	4.400%	9/25/23	16,104	16,473
Aircastle Ltd.	4.125%	5/1/24	100	101
Ares Capital Corp.	3.625%	1/19/22	9,505	9,573
Ares Capital Corp.	3.500%	2/10/23	11,750	11,698
FS KKR Capital Corp.	4.750%	5/15/22	475	475
GATX Corp.	4.850%	6/1/21	3,925	4,069
GATX Corp.	3.900%	3/30/23	1,775	1,826
GATX Corp.	4.350%	2/15/24	1,559	1,640
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	73,285	72,602
HSBC Finance Corp.	6.676%	1/15/21	70	73
International Lease Finance Corp.	8.250%	12/15/20	7,524	8,110
International Lease Finance Corp.	4.625%	4/15/21	6,841	7,021
International Lease Finance Corp.	8.625%	1/15/22	10,260	11,619
International Lease Finance Corp.	5.875%	8/15/22	11,551	12,461
Prospect Capital Corp.	5.875%	3/15/23	3,394	3,540

Insurance (3.5%)
AEGON Funding Co. LLC	5.750%	12/15/20	7,101	7,440
Aetna Inc.	4.125%	6/1/21	3,252	3,330
Aetna Inc.	2.750%	11/15/22	12,811	12,786
Aetna Inc.	2.800%	6/15/23	19,954	19,811
Aflac Inc.	4.000%	2/15/22	5,575	5,819
Aflac Inc.	3.625%	6/15/23	7,263	7,583
Alleghany Corp.	5.625%	9/15/20	1,400	1,450
Alleghany Corp.	4.950%	6/27/22	7,020	7,487
Allstate Corp.	3.150%	6/15/23	7,917	8,128
1 Allstate Corp.	5.750%	8/15/53	10,705	11,026
Alterra Finance LLC	6.250%	9/30/20	5,940	6,193
American International Group Inc.	3.375%	8/15/20	10,411	10,504
American International Group Inc.	6.400%	12/15/20	10,778	11,373
American International Group Inc.	3.300%	3/1/21	16,210	16,364
American International Group Inc.	4.875%	6/1/22	26,035	27,650
American International Group Inc.	4.125%	2/15/24	9,970	10,480
Anthem Inc.	4.350%	8/15/20	11,561	11,796
Anthem Inc.	2.500%	11/21/20	18,087	18,064
Anthem Inc.	3.700%	8/15/21	6,555	6,691
Anthem Inc.	3.125%	5/15/22	11,342	11,433
Anthem Inc.	2.950%	12/1/22	14,722	14,776
Anthem Inc.	3.300%	1/15/23	17,785	18,073
Aon Corp.	5.000%	9/30/20	12,963	13,368
Aon plc	2.800%	3/15/21	5,849	5,869
Aon plc	4.000%	11/27/23	4,097	4,285
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,375	4,566

Assurant Inc.	4.000%	3/15/23	5,375	5,528
Assurant Inc.	4.200%	9/27/23	3,500	3,601
AXA Equitable Holdings Inc.	3.900%	4/20/23	10,295	10,677
AXIS Specialty Finance LLC	5.875%	6/1/20	8,892	9,160
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	10,181	10,261
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	12,773	13,167
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	10,174	10,404
Berkshire Hathaway Inc.	2.200%	3/15/21	17,059	17,060
Berkshire Hathaway Inc.	3.750%	8/15/21	6,527	6,732
Berkshire Hathaway Inc.	3.400%	1/31/22	8,924	9,195
Berkshire Hathaway Inc.	3.000%	2/11/23	8,193	8,389
Berkshire Hathaway Inc.	2.750%	3/15/23	26,321	26,616
Chubb INA Holdings Inc.	2.300%	11/3/20	11,198	11,186
Chubb INA Holdings Inc.	2.875%	11/3/22	11,438	11,591
Chubb INA Holdings Inc.	2.700%	3/13/23	12,027	12,135
Chubb INA Holdings Inc.	3.350%	5/15/24	12,382	12,818
Cigna Holding Co.	5.125%	6/15/20	5,780	5,918
Cigna Holding Co.	4.375%	12/15/20	1,750	1,792
Cigna Holding Co.	4.500%	3/15/21	3,074	3,152
Cigna Holding Co.	4.000%	2/15/22	5,590	5,748
CNA Financial Corp.	5.875%	8/15/20	7,412	7,696
CNA Financial Corp.	5.750%	8/15/21	5,225	5,582
CNA Financial Corp.	3.950%	5/15/24	8,400	8,761
Coventry Health Care Inc.	5.450%	6/15/21	5,929	6,195
Enstar Group Ltd.	4.500%	3/10/22	4,100	4,177
Fidelity National Financial Inc.	5.500%	9/1/22	3,910	4,237
Hartford Financial Services Group Inc.	5.125%	4/15/22	7,769	8,294
Humana Inc.	2.500%	12/15/20	2,855	2,846
Humana Inc.	3.150%	12/1/22	10,041	10,134
Humana Inc.	2.900%	12/15/22	9,154	9,169
Lincoln National Corp.	4.850%	6/24/21	4,879	5,095
Lincoln National Corp.	4.200%	3/15/22	4,107	4,289
Lincoln National Corp.	4.000%	9/1/23	6,750	7,105
Loews Corp.	2.625%	5/15/23	10,718	10,760
Manulife Financial Corp.	4.900%	9/17/20	8,878	9,130
Markel Corp.	4.900%	7/1/22	5,080	5,389
Marsh & McLennan Cos. Inc.	3.500%	12/29/20	380	385
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,071	5,287
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	12,235	12,284
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,000	4,102
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	24,655	25,807
MetLife Inc.	4.750%	2/8/21	8,217	8,548
MetLife Inc.	3.048%	12/15/22	5,371	5,453
MetLife Inc.	4.368%	9/15/23	13,159	14,131
MetLife Inc.	3.600%	4/10/24	13,725	14,356
PartnerRe Finance B LLC	5.500%	6/1/20	6,710	6,889
Primerica Inc.	4.750%	7/15/22	5,044	5,306
Principal Financial Group Inc.	3.300%	9/15/22	5,785	5,913
Principal Financial Group Inc.	3.125%	5/15/23	3,917	3,962
Progressive Corp.	3.750%	8/23/21	7,978	8,216
Prudential Financial Inc.	5.375%	6/21/20	8,769	9,017
Prudential Financial Inc.	4.500%	11/15/20	6,600	6,794
Prudential Financial Inc.	4.500%	11/16/21	7,130	7,478
Prudential Financial Inc.	3.500%	5/15/24	6,825	7,106
1 Prudential Financial Inc.	5.875%	9/15/42	9,200	9,712
1 Prudential Financial Inc.	5.625%	6/15/43	29,306	30,515
1 Prudential Financial Inc.	5.200%	3/15/44	2,800	2,835

Reinsurance Group of America Inc.	5.000%	6/1/21	7,385	7,712
Reinsurance Group of America Inc.	4.700%	9/15/23	4,708	5,079
Torchmark Corp.	3.800%	9/15/22	3,080	3,152
Travelers Cos. Inc.	3.900%	11/1/20	4,644	4,742
Trinity Acquisition plc	3.500%	9/15/21	10,004	10,120
UnitedHealth Group Inc.	2.700%	7/15/20	24,452	24,496
UnitedHealth Group Inc.	1.950%	10/15/20	11,038	10,982
UnitedHealth Group Inc.	3.875%	10/15/20	9,276	9,419
UnitedHealth Group Inc.	4.700%	2/15/21	5,708	5,897
UnitedHealth Group Inc.	2.125%	3/15/21	11,031	10,981
UnitedHealth Group Inc.	3.150%	6/15/21	9,380	9,516
UnitedHealth Group Inc.	3.375%	11/15/21	8,700	8,884
UnitedHealth Group Inc.	2.875%	12/15/21	19,330	19,557
UnitedHealth Group Inc.	2.875%	3/15/22	13,238	13,348
UnitedHealth Group Inc.	3.350%	7/15/22	12,996	13,327
UnitedHealth Group Inc.	2.375%	10/15/22	16,965	16,876
UnitedHealth Group Inc.	2.750%	2/15/23	4,450	4,478
UnitedHealth Group Inc.	2.875%	3/15/23	13,926	14,082
UnitedHealth Group Inc.	3.500%	6/15/23	6,179	6,398
UnitedHealth Group Inc.	3.500%	2/15/24	5,945	6,159
Unum Group	5.625%	9/15/20	2,708	2,802
Unum Group	3.000%	5/15/21	5,250	5,273
Unum Group	4.000%	3/15/24	8,852	9,157
Willis North America Inc.	3.600%	5/15/24	14,590	14,897
Willis Towers Watson plc	5.750%	3/15/21	4,175	4,381
WR Berkley Corp.	5.375%	9/15/20	3,175	3,269
WR Berkley Corp.	4.625%	3/15/22	6,441	6,781

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	10,275	10,330

Real Estate Investment Trusts (2.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	8,508	8,918
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	6,870	7,151
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	5,575	5,838
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	5,757	5,791
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,700	5,804
AvalonBay Communities Inc.	3.625%	10/1/20	8,205	8,305
AvalonBay Communities Inc.	2.950%	9/15/22	5,300	5,364
AvalonBay Communities Inc.	4.200%	12/15/23	4,875	5,167
Boston Properties LP	5.625%	11/15/20	12,939	13,405
Boston Properties LP	4.125%	5/15/21	10,823	11,074
Boston Properties LP	3.850%	2/1/23	8,900	9,207
Boston Properties LP	3.125%	9/1/23	7,799	7,902
Boston Properties LP	3.800%	2/1/24	10,075	10,427
Brandywine Operating Partnership LP	3.950%	2/15/23	5,358	5,533
Brixmor Operating Partnership LP	3.875%	8/15/22	6,472	6,607
Brixmor Operating Partnership LP	3.250%	9/15/23	10,981	10,963
Camden Property Trust	4.625%	6/15/21	1,100	1,135
Camden Property Trust	2.950%	12/15/22	5,971	6,030
Corporate Office Properties LP	3.700%	6/15/21	4,160	4,184
Corporate Office Properties LP	3.600%	5/15/23	5,304	5,335
CubeSmart LP	4.375%	12/15/23	4,117	4,337
Digital Realty Trust LP	3.400%	10/1/20	7,840	7,916
Digital Realty Trust LP	5.250%	3/15/21	11,921	12,358

Digital Realty Trust LP	3.950%	7/1/22	7,224	7,475
Digital Realty Trust LP	3.625%	10/1/22	6,856	6,992
Digital Realty Trust LP	2.750%	2/1/23	4,799	4,748
Duke Realty LP	4.375%	6/15/22	986	1,030
Duke Realty LP	3.875%	10/15/22	4,194	4,334
Duke Realty LP	3.625%	4/15/23	1,500	1,535
EPR Properties	5.750%	8/15/22	5,145	5,496
ERP Operating LP	4.750%	7/15/20	5,075	5,168
ERP Operating LP	4.625%	12/15/21	7,681	8,030
ERP Operating LP	3.000%	4/15/23	5,525	5,612
Essex Portfolio LP	3.625%	8/15/22	3,450	3,526
Essex Portfolio LP	3.375%	1/15/23	1,000	1,013
Essex Portfolio LP	3.250%	5/1/23	7,557	7,620
Essex Portfolio LP	3.875%	5/1/24	3,375	3,488
HCP Inc.	3.150%	8/1/22	4,214	4,254
HCP Inc.	4.000%	12/1/22	11,802	12,197
HCP Inc.	4.250%	11/15/23	10,177	10,685
HCP Inc.	4.200%	3/1/24	4,082	4,264
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,997	5,033
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,328	6,341
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,175	2,212
Highwoods Realty LP	3.200%	6/15/21	3,041	3,049
Highwoods Realty LP	3.625%	1/15/23	1,360	1,381
Hospitality Properties Trust	4.250%	2/15/21	4,648	4,694
Hospitality Properties Trust	5.000%	8/15/22	4,439	4,631
Hospitality Properties Trust	4.500%	6/15/23	7,245	7,476
Hospitality Properties Trust	4.650%	3/15/24	7,750	8,001
Host Hotels & Resorts LP	6.000%	10/1/21	5,478	5,800
Host Hotels & Resorts LP	5.250%	3/15/22	2,314	2,427
Host Hotels & Resorts LP	4.750%	3/1/23	7,207	7,595
Host Hotels & Resorts LP	3.750%	10/15/23	5,400	5,511
Host Hotels & Resorts LP	3.875%	4/1/24	7,075	7,211
Kilroy Realty LP	3.800%	1/15/23	75	77
Kimco Realty Corp.	3.200%	5/1/21	6,590	6,639
Kimco Realty Corp.	3.400%	11/1/22	5,557	5,646
Kimco Realty Corp.	3.125%	6/1/23	3,898	3,935
Kimco Realty Corp.	2.700%	3/1/24	4,490	4,411
Liberty Property LP	4.750%	10/1/20	8,960	9,163
Liberty Property LP	4.125%	6/15/22	3,384	3,509
Liberty Property LP	3.375%	6/15/23	2,900	2,953
Liberty Property LP	4.400%	2/15/24	4,349	4,610
Mid-America Apartments LP	4.300%	10/15/23	5,755	6,063
National Retail Properties Inc.	3.800%	10/15/22	4,492	4,620
National Retail Properties Inc.	3.300%	4/15/23	4,850	4,920
Office Properties Income Trust	4.000%	7/15/22	6,500	6,548
Omega Healthcare Investors Inc.	4.375%	8/1/23	14,270	14,698
Omega Healthcare Investors Inc.	4.950%	4/1/24	7,200	7,524
Piedmont Operating Partnership LP	3.400%	6/1/23	4,466	4,435
Piedmont Operating Partnership LP	4.450%	3/15/24	6,575	6,780
ProLogis LP	4.250%	8/15/23	16,267	17,200
Public Storage	2.370%	9/15/22	7,248	7,208
Realty Income Corp.	3.250%	10/15/22	15,585	15,826
Realty Income Corp.	4.650%	8/1/23	16,405	17,627
Regency Centers Corp.	3.750%	11/15/22	4,105	4,225
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	2,000	2,034
Select Income REIT	4.150%	2/1/22	5,290	5,365
Select Income REIT	4.250%	5/15/24	3,975	3,935

Simon Property Group LP	2.500%	9/1/20	9,283	9,279
Simon Property Group LP	4.375%	3/1/21	10,152	10,474
Simon Property Group LP	2.500%	7/15/21	8,425	8,426
Simon Property Group LP	4.125%	12/1/21	11,630	12,020
Simon Property Group LP	2.350%	1/30/22	8,305	8,259
Simon Property Group LP	3.375%	3/15/22	7,134	7,290
Simon Property Group LP	2.625%	6/15/22	6,925	6,939
Simon Property Group LP	2.750%	2/1/23	8,074	8,088
Simon Property Group LP	2.750%	6/1/23	9,010	9,040
Simon Property Group LP	3.750%	2/1/24	9,693	10,092
SITE Centers Corp.	4.625%	7/15/22	3,049	3,151
SL Green Operating Partnership LP	3.250%	10/15/22	4,200	4,225
SL Green Realty Corp.	4.500%	12/1/22	5,725	5,980
UDR Inc.	3.700%	10/1/20	9,325	9,438
UDR Inc.	4.625%	1/10/22	975	1,016
Ventas Realty LP	3.100%	1/15/23	4,690	4,735
Ventas Realty LP	3.125%	6/15/23	5,862	5,925
Ventas Realty LP	3.500%	4/15/24	5,975	6,128
Ventas Realty LP	3.750%	5/1/24	7,415	7,629
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	6,739	6,987
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,085	5,155
VEREIT Operating Partnership LP	4.125%	6/1/21	10,465	10,674
VEREIT Operating Partnership LP	4.600%	2/6/24	8,509	8,927
Washington REIT	4.950%	10/1/20	2,150	2,184
Washington REIT	3.950%	10/15/22	2,300	2,370
Weingarten Realty Investors	3.375%	10/15/22	2,209	2,236
Weingarten Realty Investors	3.500%	4/15/23	3,415	3,455
Welltower Inc.	4.950%	1/15/21	6,986	7,203
Welltower Inc.	5.250%	1/15/22	7,151	7,576
Welltower Inc.	3.750%	3/15/23	9,410	9,735
Welltower Inc.	3.950%	9/1/23	8,275	8,592
Welltower Inc.	4.500%	1/15/24	5,889	6,235
Welltower Inc.	3.625%	3/15/24	10,100	10,387
WP Carey Inc.	4.600%	4/1/24	5,000	5,269
				12,264,339
Industrial (53.1%)
Basic Industry (2.4%)
Air Products & Chemicals Inc.	3.000%	11/3/21	3,836	3,896
Air Products & Chemicals Inc.	2.750%	2/3/23	5,649	5,719
ArcelorMittal	5.125%	6/1/20	4,500	4,582
ArcelorMittal	5.250%	8/5/20	9,967	10,216
ArcelorMittal	5.500%	3/1/21	12,316	12,778
ArcelorMittal	6.250%	2/25/22	10,049	10,803
Barrick Gold Corp.	3.850%	4/1/22	2,939	3,021
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	590	603
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,370	17,593
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,415	8,906
Braskem Finance Ltd.	6.450%	2/3/24	11,065	11,923
Cabot Corp.	3.700%	7/15/22	5,145	5,261
Celanese US Holdings LLC	5.875%	6/15/21	6,132	6,495
Celanese US Holdings LLC	4.625%	11/15/22	6,938	7,343
Celanese US Holdings LLC	3.500%	5/8/24	6,975	7,049
Domtar Corp.	4.400%	4/1/22	3,940	4,098
Dow Chemical Co.	4.250%	11/15/20	17,411	17,867
Dow Chemical Co.	4.125%	11/15/21	15,143	15,617
Dow Chemical Co.	3.000%	11/15/22	23,442	23,630
2 Dow Chemical Co.	3.150%	5/15/24	7,300	7,333

DuPont de Nemours Inc.	3.766%	11/15/20	17,050	17,351
DuPont de Nemours Inc.	4.205%	11/15/23	37,086	38,999
Eastman Chemical Co.	4.500%	1/15/21	51	52
Eastman Chemical Co.	3.500%	12/1/21	8,120	8,279
Eastman Chemical Co.	3.600%	8/15/22	9,420	9,599
Ecolab Inc.	4.350%	12/8/21	16,440	17,216
Ecolab Inc.	2.375%	8/10/22	7,100	7,068
Ecolab Inc.	3.250%	1/14/23	2,755	2,820
FMC Corp.	3.950%	2/1/22	1,925	1,948
FMC Corp.	4.100%	2/1/24	7,197	7,399
Georgia-Pacific LLC	8.000%	1/15/24	125	153
International Flavors & Fragrances Inc.	3.400%	9/25/20	5,225	5,261
International Flavors & Fragrances Inc.	3.200%	5/1/23	5,154	5,161
International Paper Co.	7.500%	8/15/21	4,780	5,258
International Paper Co.	4.750%	2/15/22	9,997	10,525
Kinross Gold Corp.	5.125%	9/1/21	8,205	8,420
Kinross Gold Corp.	5.950%	3/15/24	5,845	6,218
LYB International Finance BV	4.000%	7/15/23	13,085	13,574
LyondellBasell Industries NV	6.000%	11/15/21	15,493	16,558
LyondellBasell Industries NV	5.750%	4/15/24	14,800	16,336
Mosaic Co.	3.750%	11/15/21	3,820	3,897
Mosaic Co.	3.250%	11/15/22	9,605	9,669
Mosaic Co.	4.250%	11/15/23	17,075	17,812
2 Newmont Goldcorp Corp.	3.625%	6/9/21	6,800	6,888
Newmont Goldcorp Corp.	3.500%	3/15/22	17,286	17,536
2 Newmont Goldcorp Corp.	3.700%	3/15/23	13,039	13,445
Nucor Corp.	4.125%	9/15/22	7,250	7,548
Nucor Corp.	4.000%	8/1/23	8,570	9,022
Nutrien Ltd.	3.150%	10/1/22	7,729	7,789
Nutrien Ltd.	3.500%	6/1/23	6,999	7,108
Nutrien Ltd.	3.625%	3/15/24	8,459	8,628
Packaging Corp. of America	2.450%	12/15/20	11,230	11,196
Packaging Corp. of America	3.900%	6/15/22	6,084	6,276
Packaging Corp. of America	4.500%	11/1/23	8,845	9,381
PPG Industries Inc.	3.600%	11/15/20	7,975	8,090
PPG Industries Inc.	3.200%	3/15/23	3,565	3,637
Praxair Inc.	2.250%	9/24/20	5,079	5,069
Praxair Inc.	4.050%	3/15/21	7,075	7,291
Praxair Inc.	3.000%	9/1/21	6,507	6,611
Praxair Inc.	2.450%	2/15/22	4,061	4,082
Praxair Inc.	2.200%	8/15/22	10,128	10,095
Praxair Inc.	2.700%	2/21/23	12,250	12,361
Rayonier Inc.	3.750%	4/1/22	4,000	4,041
Reliance Steel & Aluminum Co.	4.500%	4/15/23	3,548	3,695
RPM International Inc.	3.450%	11/15/22	6,408	6,476
Sasol Financing International Ltd.	4.500%	11/14/22	14,595	14,851
SASOL Financing USA LLC	5.875%	3/27/24	21,975	23,156
Sherwin-Williams Co.	4.200%	1/15/22	5,215	5,390
Sherwin-Williams Co.	2.750%	6/1/22	22,793	22,777
Southern Copper Corp.	3.500%	11/8/22	5,315	5,376
Vale Overseas Ltd.	4.375%	1/11/22	14,343	14,594
WestRock RKT Co.	4.900%	3/1/22	2,606	2,748
WestRock RKT Co.	4.000%	3/1/23	6,555	6,792
Weyerhaeuser Co.	4.700%	3/15/21	6,563	6,759
Weyerhaeuser Co.	3.250%	3/15/23	1,470	1,499
Weyerhaeuser Co.	4.625%	9/15/23	14,414	15,379

Capital Goods (5.0%)
3M Co.	2.000%	8/7/20	7,675	7,651
3M Co.	3.000%	9/14/21	100	102
3M Co.	1.625%	9/19/21	9,866	9,721
3M Co.	2.750%	3/1/22	5,420	5,467
3M Co.	2.000%	6/26/22	7,663	7,597
3M Co.	2.250%	3/15/23	12,199	12,125
3M Co.	3.250%	2/14/24	12,535	12,918
ABB Finance USA Inc.	2.875%	5/8/22	20,255	20,427
ABB Finance USA Inc.	3.375%	4/3/23	8,167	8,407
Bemis Co. Inc.	4.500%	10/15/21	2,120	2,170
Boeing Co.	1.650%	10/30/20	6,386	6,319
Boeing Co.	8.750%	8/15/21	1,900	2,151
Boeing Co.	2.350%	10/30/21	2,975	2,964
Boeing Co.	2.125%	3/1/22	7,500	7,422
Boeing Co.	2.700%	5/1/22	7,000	7,053
Boeing Co.	2.800%	3/1/23	5,610	5,658
Boeing Co.	1.875%	6/15/23	4,985	4,830
Boeing Co.	2.800%	3/1/24	9,350	9,448
Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,848
Caterpillar Financial Services Corp.	1.850%	9/4/20	20,427	20,326
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,957
Caterpillar Financial Services Corp.	2.900%	3/15/21	4,175	4,210
Caterpillar Financial Services Corp.	2.650%	5/17/21	6,850	6,887
Caterpillar Financial Services Corp.	1.700%	8/9/21	9,069	8,929
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,016
Caterpillar Financial Services Corp.	3.150%	9/7/21	5,565	5,644
Caterpillar Financial Services Corp.	1.931%	10/1/21	7,604	7,504
Caterpillar Financial Services Corp.	2.950%	2/26/22	13,430	13,591
Caterpillar Financial Services Corp.	2.850%	6/1/22	11,470	11,597
Caterpillar Financial Services Corp.	2.400%	6/6/22	11,025	11,005
Caterpillar Financial Services Corp.	2.550%	11/29/22	11,090	11,106
Caterpillar Financial Services Corp.	2.625%	3/1/23	5,263	5,271
Caterpillar Financial Services Corp.	3.450%	5/15/23	10,571	10,917
Caterpillar Financial Services Corp.	3.750%	11/24/23	4,131	4,327
Caterpillar Financial Services Corp.	3.650%	12/7/23	2,425	2,535
Caterpillar Financial Services Corp.	2.850%	5/17/24	7,000	7,070
Caterpillar Inc.	3.900%	5/27/21	11,617	11,966
Caterpillar Inc.	2.600%	6/26/22	7,662	7,689
Caterpillar Inc.	3.400%	5/15/24	24,865	25,652
CNH Industrial Capital LLC	4.375%	11/6/20	9,384	9,533
CNH Industrial Capital LLC	4.875%	4/1/21	6,160	6,347
CNH Industrial Capital LLC	3.875%	10/15/21	8,198	8,209
CNH Industrial Capital LLC	4.375%	4/5/22	9,919	10,245
CNH Industrial Capital LLC	4.200%	1/15/24	1,840	1,904
CNH Industrial NV	4.500%	8/15/23	14,506	14,926
Crane Co.	4.450%	12/15/23	4,590	4,894
CRH America Inc.	5.750%	1/15/21	8,309	8,621
Deere & Co.	2.600%	6/8/22	18,684	18,709
Dover Corp.	4.300%	3/1/21	5,215	5,331
Eaton Corp.	2.750%	11/2/22	21,863	21,904
2 Embraer Overseas Ltd.	5.696%	9/16/23	6,325	6,805
Embraer SA	5.150%	6/15/22	8,143	8,483
Emerson Electric Co.	4.250%	11/15/20	5,925	6,081
Emerson Electric Co.	2.625%	12/1/21	7,674	7,720
Emerson Electric Co.	2.625%	2/15/23	5,850	5,934
FLIR Systems Inc.	3.125%	6/15/21	5,418	5,424

Flowserve Corp.	3.500%	9/15/22	6,880	6,917
Flowserve Corp.	4.000%	11/15/23	6,400	6,459
Fortive Corp.	2.350%	6/15/21	10,119	10,041
Fortune Brands Home & Security Inc.	3.000%	6/15/20	4,990	4,997
Fortune Brands Home & Security Inc.	4.000%	9/21/23	6,950	7,236
General Dynamics Corp.	3.000%	5/11/21	21,460	21,756
General Dynamics Corp.	3.875%	7/15/21	8,794	9,054
General Dynamics Corp.	2.250%	11/15/22	14,379	14,325
General Dynamics Corp.	3.375%	5/15/23	15,414	15,946
General Dynamics Corp.	1.875%	8/15/23	4,759	4,652
General Electric Co.	4.375%	9/16/20	19,751	20,174
General Electric Co.	4.625%	1/7/21	19,230	19,729
General Electric Co.	5.300%	2/11/21	21,947	22,729
General Electric Co.	4.650%	10/17/21	15,692	16,307
General Electric Co.	3.150%	9/7/22	9,357	9,406
General Electric Co.	2.700%	10/9/22	43,413	42,954
General Electric Co.	3.100%	1/9/23	23,766	23,755
General Electric Co.	3.375%	3/11/24	16,150	16,372
Honeywell International Inc.	4.250%	3/1/21	10,707	11,083
Honeywell International Inc.	1.850%	11/1/21	17,027	16,863
Honeywell International Inc.	3.350%	12/1/23	5,705	5,905
Hubbell Inc.	3.625%	11/15/22	5,500	5,647
IDEX Corp.	4.500%	12/15/20	750	774
IDEX Corp.	4.200%	12/15/21	3,175	3,266
Illinois Tool Works Inc.	3.375%	9/15/21	4,052	4,137
Illinois Tool Works Inc.	3.500%	3/1/24	17,109	17,905
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	6,106	6,112
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	4,852	5,090
John Deere Capital Corp.	1.950%	6/22/20	11,719	11,644
John Deere Capital Corp.	2.375%	7/14/20	10,765	10,756
John Deere Capital Corp.	2.450%	9/11/20	8,600	8,595
John Deere Capital Corp.	2.350%	1/8/21	12,861	12,845
John Deere Capital Corp.	2.550%	1/8/21	4,600	4,607
John Deere Capital Corp.	2.800%	3/4/21	3,863	3,885
John Deere Capital Corp.	2.875%	3/12/21	1,750	1,762
John Deere Capital Corp.	3.900%	7/12/21	5,273	5,426
John Deere Capital Corp.	3.125%	9/10/21	3,915	3,970
John Deere Capital Corp.	3.150%	10/15/21	5,464	5,542
John Deere Capital Corp.	2.650%	1/6/22	6,121	6,147
John Deere Capital Corp.	3.200%	1/10/22	425	433
John Deere Capital Corp.	2.750%	3/15/22	6,790	6,861
John Deere Capital Corp.	2.950%	4/1/22	12,150	12,287
John Deere Capital Corp.	2.150%	9/8/22	5,435	5,363
John Deere Capital Corp.	2.700%	1/6/23	12,100	12,183
John Deere Capital Corp.	2.800%	1/27/23	7,745	7,812
John Deere Capital Corp.	2.800%	3/6/23	11,975	12,058
John Deere Capital Corp.	3.450%	6/7/23	7,830	8,078
John Deere Capital Corp.	3.650%	10/12/23	10,150	10,618
John Deere Capital Corp.	3.450%	1/10/24	5,800	6,019
Johnson Controls International plc	3.750%	12/1/21	149	152
Kennametal Inc.	3.875%	2/15/22	4,025	4,132
L3 Technologies Inc.	4.950%	2/15/21	10,650	11,006
L3 Technologies Inc.	3.850%	6/15/23	13,965	14,509
L3 Technologies Inc.	3.950%	5/28/24	5,100	5,285
Leggett & Platt Inc.	3.400%	8/15/22	1,195	1,209
Lennox International Inc.	3.000%	11/15/23	4,245	4,226
Lockheed Martin Corp.	2.500%	11/23/20	14,005	14,017

Lockheed Martin Corp.	3.350%	9/15/21	11,578	11,766
Lockheed Martin Corp.	3.100%	1/15/23	9,700	9,859
Masco Corp.	3.500%	4/1/21	5,957	6,022
Masco Corp.	5.950%	3/15/22	2,578	2,775
Mohawk Industries Inc.	3.850%	2/1/23	8,114	8,378
Northrop Grumman Corp.	2.080%	10/15/20	15,480	15,377
Northrop Grumman Corp.	3.500%	3/15/21	17,205	17,485
Northrop Grumman Corp.	2.550%	10/15/22	13,080	13,034
Northrop Grumman Corp.	3.250%	8/1/23	10,976	11,230
Nvent Finance Sarl	3.950%	4/15/23	1,887	1,906
Owens Corning	4.200%	12/15/22	3,812	3,952
Parker-Hannifin Corp.	3.500%	9/15/22	8,700	8,927
Precision Castparts Corp.	2.250%	6/15/20	12,395	12,375
Precision Castparts Corp.	2.500%	1/15/23	8,651	8,624
Raytheon Co.	3.125%	10/15/20	14,260	14,401
Raytheon Co.	2.500%	12/15/22	11,700	11,732
Republic Services Inc.	5.250%	11/15/21	8,288	8,797
Republic Services Inc.	3.550%	6/1/22	7,159	7,340
Republic Services Inc.	4.750%	5/15/23	8,778	9,386
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,903
Rockwell Collins Inc.	2.800%	3/15/22	14,446	14,488
Rockwell Collins Inc.	3.700%	12/15/23	5,550	5,765
Rockwell Collins Inc.	3.200%	3/15/24	13,975	14,144
Roper Technologies Inc.	3.000%	12/15/20	11,087	11,148
Roper Technologies Inc.	2.800%	12/15/21	12,845	12,864
Roper Technologies Inc.	3.125%	11/15/22	6,000	6,070
Roper Technologies Inc.	3.650%	9/15/23	5,735	5,908
Snap-on Inc.	6.125%	9/1/21	3,000	3,244
Spirit AeroSystems Inc.	3.950%	6/15/23	9,140	9,350
Stanley Black & Decker Inc.	3.400%	12/1/21	6,430	6,577
Stanley Black & Decker Inc.	2.900%	11/1/22	10,278	10,458
Textron Inc.	4.300%	3/1/24	4,115	4,331
United Technologies Corp.	3.350%	8/16/21	12,708	12,936
United Technologies Corp.	1.950%	11/1/21	18,075	17,823
United Technologies Corp.	2.300%	5/4/22	5,253	5,223
United Technologies Corp.	3.100%	6/1/22	28,021	28,415
United Technologies Corp.	3.650%	8/16/23	31,495	32,679
United Technologies Corp.	2.800%	5/4/24	6,825	6,846
Wabtec Corp.	4.400%	3/15/24	11,000	11,441
Waste Management Inc.	4.750%	6/30/20	10,895	11,142
Waste Management Inc.	4.600%	3/1/21	5,907	6,094
Waste Management Inc.	2.900%	9/15/22	7,700	7,792
Waste Management Inc.	2.400%	5/15/23	5,075	5,032
Waste Management Inc.	3.500%	5/15/24	3,900	4,076
Xylem Inc.	4.875%	10/1/21	5,970	6,249

Communication (5.6%)
Activision Blizzard Inc.	2.300%	9/15/21	4,939	4,907
Activision Blizzard Inc.	2.600%	6/15/22	7,440	7,442
America Movil SAB de CV	3.125%	7/16/22	25,972	26,188
American Tower Corp.	2.800%	6/1/20	10,755	10,754
American Tower Corp.	3.300%	2/15/21	10,501	10,576
American Tower Corp.	3.450%	9/15/21	9,891	10,014
American Tower Corp.	5.900%	11/1/21	6,728	7,225
American Tower Corp.	2.250%	1/15/22	10,785	10,651
American Tower Corp.	4.700%	3/15/22	8,093	8,529
American Tower Corp.	3.500%	1/31/23	23,132	23,656

American Tower Corp.	3.000%	6/15/23	4,796	4,798
American Tower Corp.	5.000%	2/15/24	13,985	15,201
AT&T Inc.	2.450%	6/30/20	29,358	29,286
AT&T Inc.	4.600%	2/15/21	10,215	10,495
AT&T Inc.	2.800%	2/17/21	29,903	29,975
AT&T Inc.	4.450%	5/15/21	14,302	14,787
AT&T Inc.	3.875%	8/15/21	11,806	12,104
AT&T Inc.	3.000%	2/15/22	14,131	14,250
AT&T Inc.	3.200%	3/1/22	24,922	25,233
AT&T Inc.	3.800%	3/15/22	15,166	15,616
AT&T Inc.	3.000%	6/30/22	25,582	25,773
AT&T Inc.	2.625%	12/1/22	7,660	7,620
AT&T Inc.	3.600%	2/17/23	37,058	38,013
AT&T Inc.	3.800%	3/1/24	16,000	16,582
AT&T Inc.	3.900%	3/11/24	14,124	14,697
AT&T Inc.	4.450%	4/1/24	15,000	15,955
British Telecommunications plc	4.500%	12/4/23	9,850	10,433
CBS Corp.	4.300%	2/15/21	5,481	5,602
CBS Corp.	3.375%	3/1/22	8,506	8,656
CBS Corp.	2.500%	2/15/23	6,923	6,821
CBS Corp.	2.900%	6/1/23	5,422	5,416
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	16,853	17,335
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	28,490	28,723
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	48,277	50,106
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	16,150	16,844
3 Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	12,392	15,141
Comcast Corp.	3.300%	10/1/20	27,000	27,289
Comcast Corp.	3.450%	10/1/21	28,843	29,456
Comcast Corp.	1.625%	1/15/22	10,442	10,221
Comcast Corp.	3.125%	7/15/22	11,724	11,934
Comcast Corp.	2.850%	1/15/23	1	1
Comcast Corp.	2.750%	3/1/23	20,150	20,256
Comcast Corp.	3.000%	2/1/24	23,709	23,955
Comcast Corp.	3.600%	3/1/24	12,146	12,595
Comcast Corp.	3.700%	4/15/24	41,225	42,941
Crown Castle International Corp.	3.400%	2/15/21	13,771	13,890
Crown Castle International Corp.	2.250%	9/1/21	14,015	13,824
Crown Castle International Corp.	4.875%	4/15/22	15,249	16,099
Crown Castle International Corp.	5.250%	1/15/23	18,119	19,466
Crown Castle International Corp.	3.150%	7/15/23	16,064	16,137
Discovery Communications LLC	5.050%	6/1/20	4,969	5,091
Discovery Communications LLC	2.800%	6/15/20	10,854	10,864
Discovery Communications LLC	4.375%	6/15/21	8,785	9,024
Discovery Communications LLC	3.300%	5/15/22	6,833	6,920
Discovery Communications LLC	3.500%	6/15/22	10,493	10,699
Discovery Communications LLC	2.950%	3/20/23	23,180	23,096
Discovery Communications LLC	3.250%	4/1/23	6,118	6,197
Discovery Communications LLC	3.800%	3/13/24	6,770	6,951
Electronic Arts Inc.	3.700%	3/1/21	6,106	6,217
2 Fox Corp.	3.666%	1/25/22	13,850	14,216
2 Fox Corp.	4.030%	1/25/24	18,810	19,711
Interpublic Group of Cos. Inc.	3.500%	10/1/20	7,242	7,301

Interpublic Group of Cos. Inc.	3.750%	10/1/21	5,225	5,349
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,713	11,935
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,600	4,850
Moody's Corp.	5.500%	9/1/20	8,765	9,077
Moody's Corp.	3.250%	6/7/21	2,763	2,801
Moody's Corp.	2.750%	12/15/21	6,475	6,484
Moody's Corp.	4.500%	9/1/22	6,570	6,911
Moody's Corp.	2.625%	1/15/23	6,708	6,665
Moody's Corp.	4.875%	2/15/24	6,782	7,353
NBCUniversal Media LLC	4.375%	4/1/21	31,864	32,973
NBCUniversal Media LLC	2.875%	1/15/23	18,555	18,672
Omnicom Group Inc. / Omnicom Capital Inc.	4.450%	8/15/20	8,488	8,663
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	20,413	20,906
Orange SA	4.125%	9/14/21	15,000	15,546
RELX Capital Inc.	3.125%	10/15/22	5,995	6,063
RELX Capital Inc.	3.500%	3/16/23	14,975	15,331
Rogers Communications Inc.	3.000%	3/15/23	8,351	8,458
Rogers Communications Inc.	4.100%	10/1/23	10,295	10,875
S&P Global Inc.	3.300%	8/14/20	8,095	8,155
Telefonica Emisiones SAU	5.462%	2/16/21	17,290	18,032
Telefonica Emisiones SAU	4.570%	4/27/23	11,100	11,774
Thomson Reuters Corp.	4.300%	11/23/23	5,320	5,589
Time Warner Cable LLC	4.125%	2/15/21	12,685	12,900
Time Warner Cable LLC	4.000%	9/1/21	13,378	13,608
Time Warner Entertainment Co. LP	8.375%	3/15/23	14,286	16,697
Verizon Communications Inc.	3.450%	3/15/21	17,634	17,920
Verizon Communications Inc.	4.600%	4/1/21	17,798	18,466
Verizon Communications Inc.	2.946%	3/15/22	12,001	12,153
Verizon Communications Inc.	3.125%	3/16/22	12,721	12,939
Verizon Communications Inc.	2.450%	11/1/22	22,625	22,592
Verizon Communications Inc.	5.150%	9/15/23	56,021	61,840
Verizon Communications Inc.	4.150%	3/15/24	1,010	1,072
Viacom Inc.	4.500%	3/1/21	2,223	2,287
Viacom Inc.	3.875%	12/15/21	12,164	12,441
Viacom Inc.	4.250%	9/1/23	13,384	13,965
Viacom Inc.	3.875%	4/1/24	7,000	7,229
Vodafone Group plc	4.375%	3/16/21	7,949	8,177
Vodafone Group plc	2.500%	9/26/22	14,445	14,311
Vodafone Group plc	2.950%	2/19/23	23,279	23,367
Vodafone Group plc	3.750%	1/16/24	15,563	15,927
Walt Disney Co.	1.800%	6/5/20	10,800	10,739
2 Walt Disney Co.	5.650%	8/15/20	7,200	7,466
Walt Disney Co.	2.150%	9/17/20	8,200	8,172
Walt Disney Co.	2.300%	2/12/21	6,500	6,490
2 Walt Disney Co.	4.500%	2/15/21	13,951	14,416
Walt Disney Co.	3.750%	6/1/21	5,611	5,759
Walt Disney Co.	2.750%	8/16/21	8,891	8,963
Walt Disney Co.	2.550%	2/15/22	6,056	6,089
Walt Disney Co.	2.450%	3/4/22	10,865	10,882
2 Walt Disney Co.	3.000%	9/15/22	13,151	13,367
Walt Disney Co.	2.350%	12/1/22	15,087	15,038
Warner Media LLC	4.000%	1/15/22	5,335	5,485
Warner Media LLC	3.400%	6/15/22	9,226	9,447
Warner Media LLC	4.050%	12/15/23	5,053	5,298
WPP Finance 2010	4.750%	11/21/21	16,742	17,428
WPP Finance 2010	3.625%	9/7/22	6,970	7,091

Consumer Cyclical (8.1%)
Advance Auto Parts Inc.	4.500%	1/15/22	5,153	5,365
Advance Auto Parts Inc.	4.500%	12/1/23	6,434	6,823
Alibaba Group Holding Ltd.	3.125%	11/28/21	18,599	18,791
Alibaba Group Holding Ltd.	2.800%	6/6/23	13,475	13,384
Amazon.com Inc.	1.900%	8/21/20	5,116	5,088
Amazon.com Inc.	3.300%	12/5/21	8,887	9,077
Amazon.com Inc.	2.500%	11/29/22	19,199	19,284
Amazon.com Inc.	2.400%	2/22/23	21,116	21,103
American Honda Finance Corp.	3.000%	6/16/20	2,109	2,122
American Honda Finance Corp.	1.950%	7/20/20	14,735	14,656
American Honda Finance Corp.	2.450%	9/24/20	13,805	13,808
American Honda Finance Corp.	3.150%	1/8/21	7,450	7,535
American Honda Finance Corp.	2.650%	2/12/21	10,997	11,039
American Honda Finance Corp.	1.650%	7/12/21	13,032	12,836
American Honda Finance Corp.	1.700%	9/9/21	17,256	16,984
American Honda Finance Corp.	3.375%	12/10/21	5,319	5,434
American Honda Finance Corp.	2.600%	11/16/22	10,500	10,530
American Honda Finance Corp.	3.450%	7/14/23	2,856	2,953
American Honda Finance Corp.	3.625%	10/10/23	13,103	13,663
American Honda Finance Corp.	3.550%	1/12/24	7,435	7,735
American Honda Finance Corp.	2.900%	2/16/24	5,475	5,541
Automatic Data Processing Inc.	2.250%	9/15/20	12,284	12,285
AutoNation Inc.	3.350%	1/15/21	4,225	4,235
AutoZone Inc.	4.000%	11/15/20	4,611	4,700
AutoZone Inc.	3.700%	4/15/22	13,102	13,459
AutoZone Inc.	2.875%	1/15/23	6,862	6,896
AutoZone Inc.	3.125%	7/15/23	7,822	7,932
AutoZone Inc.	3.125%	4/18/24	2,500	2,531
Best Buy Co. Inc.	5.500%	3/15/21	9,506	9,862
Block Financial LLC	4.125%	10/1/20	15,650	15,906
Block Financial LLC	5.500%	11/1/22	1,175	1,252
Booking Holdings Inc.	2.750%	3/15/23	10,480	10,550
BorgWarner Inc.	4.625%	9/15/20	575	588
Carnival Corp.	3.950%	10/15/20	9,190	9,357
Costco Wholesale Corp.	2.150%	5/18/21	15,287	15,296
Costco Wholesale Corp.	2.250%	2/15/22	8,510	8,498
Costco Wholesale Corp.	2.300%	5/18/22	5,840	5,845
Costco Wholesale Corp.	2.750%	5/18/24	17,475	17,662
Cummins Inc.	3.650%	10/1/23	7,182	7,545
Delphi Corp.	4.150%	3/15/24	10,074	10,395
Dollar General Corp.	3.250%	4/15/23	9,514	9,652
Dollar Tree Inc.	3.700%	5/15/23	18,457	18,825
DR Horton Inc.	2.550%	12/1/20	6,170	6,140
DR Horton Inc.	4.375%	9/15/22	5,185	5,369
DR Horton Inc.	4.750%	2/15/23	3,100	3,234
DR Horton Inc.	5.750%	8/15/23	8,525	9,284
eBay Inc.	2.150%	6/5/20	7,185	7,148
eBay Inc.	3.250%	10/15/20	6,455	6,500
eBay Inc.	2.875%	8/1/21	9,448	9,498
eBay Inc.	3.800%	3/9/22	13,713	14,071
eBay Inc.	2.600%	7/15/22	7,666	7,651
eBay Inc.	2.750%	1/30/23	15,641	15,577
Expedia Group Inc.	5.950%	8/15/20	14,045	14,563
Family Dollar Stores Inc.	5.000%	2/1/21	500	517
Ford Motor Credit Co. LLC	2.425%	6/12/20	1,525	1,513
Ford Motor Credit Co. LLC	3.157%	8/4/20	16,399	16,392

Ford Motor Credit Co. LLC	2.343%	11/2/20	15,134	14,923
Ford Motor Credit Co. LLC	3.200%	1/15/21	24,646	24,558
Ford Motor Credit Co. LLC	5.750%	2/1/21	18,235	18,884
Ford Motor Credit Co. LLC	3.336%	3/18/21	32,433	32,347
Ford Motor Credit Co. LLC	3.470%	4/5/21	20	20
Ford Motor Credit Co. LLC	5.875%	8/2/21	25,917	27,091
Ford Motor Credit Co. LLC	3.813%	10/12/21	16,432	16,486
Ford Motor Credit Co. LLC	5.596%	1/7/22	15,375	16,099
Ford Motor Credit Co. LLC	3.219%	1/9/22	23,690	23,386
Ford Motor Credit Co. LLC	3.339%	3/28/22	15,970	15,848
Ford Motor Credit Co. LLC	2.979%	8/3/22	13,700	13,392
Ford Motor Credit Co. LLC	4.250%	9/20/22	11,075	11,217
Ford Motor Credit Co. LLC	4.140%	2/15/23	3,400	3,394
Ford Motor Credit Co. LLC	3.096%	5/4/23	22,188	21,333
Ford Motor Credit Co. LLC	4.375%	8/6/23	18,504	18,551
Ford Motor Credit Co. LLC	3.810%	1/9/24	17,459	16,989
Ford Motor Credit Co. LLC	5.584%	3/18/24	16,800	17,466
General Motors Co.	4.875%	10/2/23	27,225	28,316
General Motors Financial Co. Inc.	3.200%	7/13/20	19,656	19,718
General Motors Financial Co. Inc.	2.450%	11/6/20	15,534	15,397
General Motors Financial Co. Inc.	3.700%	11/24/20	16,379	16,519
General Motors Financial Co. Inc.	4.200%	3/1/21	18,954	19,304
General Motors Financial Co. Inc.	3.550%	4/9/21	13,860	13,968
General Motors Financial Co. Inc.	3.200%	7/6/21	29,221	29,269
General Motors Financial Co. Inc.	4.375%	9/25/21	15,725	16,144
General Motors Financial Co. Inc.	4.200%	11/6/21	22,460	22,969
General Motors Financial Co. Inc.	3.450%	1/14/22	20,362	20,488
General Motors Financial Co. Inc.	3.450%	4/10/22	24,159	24,283
General Motors Financial Co. Inc.	3.150%	6/30/22	13,773	13,722
General Motors Financial Co. Inc.	3.550%	7/8/22	15,000	15,131
General Motors Financial Co. Inc.	3.250%	1/5/23	4,750	4,730
General Motors Financial Co. Inc.	3.700%	5/9/23	11,879	11,921
General Motors Financial Co. Inc.	4.250%	5/15/23	8,563	8,737
General Motors Financial Co. Inc.	4.150%	6/19/23	14,287	14,481
General Motors Financial Co. Inc.	5.100%	1/17/24	28,950	30,262
General Motors Financial Co. Inc.	3.950%	4/13/24	19,605	19,496
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	15,887	16,105
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	5,258	5,311
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	6,392	6,799
Home Depot Inc.	1.800%	6/5/20	17,670	17,552
Home Depot Inc.	3.950%	9/15/20	5,301	5,392
Home Depot Inc.	2.000%	4/1/21	17,998	17,895
Home Depot Inc.	4.400%	4/1/21	13,355	13,794
Home Depot Inc.	3.250%	3/1/22	7,450	7,648
Home Depot Inc.	2.625%	6/1/22	15,593	15,727
Home Depot Inc.	2.700%	4/1/23	15,785	15,941
Home Depot Inc.	3.750%	2/15/24	15,981	16,874
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,220
Hyatt Hotels Corp.	3.375%	7/15/23	4,675	4,717
IHS Markit Ltd.	4.125%	8/1/23	6,439	6,648
IHS Markit Ltd.	3.625%	5/1/24	5,000	5,050
JD.com Inc.	3.125%	4/29/21	7,104	7,097
Kohl's Corp.	3.250%	2/1/23	6,425	6,370
Lowe's Cos. Inc.	3.750%	4/15/21	5,075	5,156
Lowe's Cos. Inc.	3.800%	11/15/21	7,013	7,241
Lowe's Cos. Inc.	3.120%	4/15/22	9,887	10,035
Lowe's Cos. Inc.	3.875%	9/15/23	9,941	10,381

Macy's Retail Holdings Inc.	3.450%	1/15/21	5,200	5,230
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,950	8,061
Macy's Retail Holdings Inc.	2.875%	2/15/23	12,806	12,409
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,925	3,980
Marriott International Inc.	3.375%	10/15/20	9,925	9,999
Marriott International Inc.	2.875%	3/1/21	7,190	7,188
Marriott International Inc.	3.125%	10/15/21	3,150	3,174
Marriott International Inc.	2.300%	1/15/22	14,087	13,930
Marriott International Inc.	3.250%	9/15/22	3,190	3,219
Marriott International Inc.	3.600%	4/15/24	8,825	9,082
Mastercard Inc.	2.000%	11/21/21	9,338	9,270
Mastercard Inc.	3.375%	4/1/24	15,150	15,786
McDonald's Corp.	3.500%	7/15/20	8,950	9,033
McDonald's Corp.	2.750%	12/9/20	17,648	17,728
McDonald's Corp.	3.625%	5/20/21	7,276	7,457
McDonald's Corp.	2.625%	1/15/22	14,904	14,923
McDonald's Corp.	3.350%	4/1/23	10,228	10,513
NIKE Inc.	2.250%	5/1/23	12,598	12,624
Nordstrom Inc.	4.000%	10/15/21	7,557	7,728
NVR Inc.	3.950%	9/15/22	8,768	9,050
O'Reilly Automotive Inc.	4.875%	1/14/21	5,715	5,877
O'Reilly Automotive Inc.	4.625%	9/15/21	4,677	4,864
O'Reilly Automotive Inc.	3.800%	9/1/22	6,050	6,235
O'Reilly Automotive Inc.	3.850%	6/15/23	4,143	4,263
PACCAR Financial Corp.	2.500%	8/14/20	3,000	3,003
PACCAR Financial Corp.	2.050%	11/13/20	7,670	7,635
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,675
PACCAR Financial Corp.	2.800%	3/1/21	5,360	5,395
PACCAR Financial Corp.	3.150%	8/9/21	9,800	9,960
PACCAR Financial Corp.	2.850%	3/1/22	5,285	5,357
PACCAR Financial Corp.	2.650%	5/10/22	4,810	4,861
PACCAR Financial Corp.	3.400%	8/9/23	4,827	4,976
QVC Inc.	5.125%	7/2/22	8,763	9,024
QVC Inc.	4.375%	3/15/23	8,614	8,603
QVC Inc.	4.850%	4/1/24	10,120	10,293
Ralph Lauren Corp.	2.625%	8/18/20	3,850	3,841
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	7,765	7,755
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	6,225	6,692
Sands China Ltd.	4.600%	8/8/23	26,120	27,099
Starbucks Corp.	2.200%	11/22/20	8,325	8,279
Starbucks Corp.	2.100%	2/4/21	21,184	20,991
Starbucks Corp.	2.700%	6/15/22	5,331	5,358
Starbucks Corp.	3.100%	3/1/23	9,153	9,305
Starbucks Corp.	3.850%	10/1/23	7,923	8,276
Tapestry Inc.	3.000%	7/15/22	5,850	5,830
Target Corp.	3.875%	7/15/20	14,408	14,651
Target Corp.	2.900%	1/15/22	18,385	18,661
TJX Cos. Inc.	2.750%	6/15/21	11,225	11,321
TJX Cos. Inc.	2.500%	5/15/23	13,056	13,120
Toyota Motor Corp.	3.183%	7/20/21	7,342	7,468
Toyota Motor Corp.	3.419%	7/20/23	9,100	9,410
Toyota Motor Credit Corp.	4.500%	6/17/20	5,422	5,533
Toyota Motor Credit Corp.	3.050%	1/8/21	3,850	3,891
Toyota Motor Credit Corp.	4.250%	1/11/21	4,905	5,049
Toyota Motor Credit Corp.	1.900%	4/8/21	18,547	18,381
Toyota Motor Credit Corp.	2.950%	4/13/21	14,116	14,266
Toyota Motor Credit Corp.	2.750%	5/17/21	6,173	6,222

Toyota Motor Credit Corp.	3.400%	9/15/21	12,761	13,052
Toyota Motor Credit Corp.	2.600%	1/11/22	23,049	23,167
Toyota Motor Credit Corp.	3.300%	1/12/22	16,342	16,711
Toyota Motor Credit Corp.	2.650%	4/12/22	10,200	10,269
Toyota Motor Credit Corp.	2.800%	7/13/22	17,282	17,484
Toyota Motor Credit Corp.	2.150%	9/8/22	17,502	17,365
Toyota Motor Credit Corp.	2.625%	1/10/23	13,693	13,786
Toyota Motor Credit Corp.	2.700%	1/11/23	21,950	22,149
Toyota Motor Credit Corp.	3.450%	9/20/23	6,680	6,925
Toyota Motor Credit Corp.	2.250%	10/18/23	6,475	6,398
Toyota Motor Credit Corp.	3.350%	1/8/24	7,250	7,491
Toyota Motor Credit Corp.	2.900%	4/17/24	8,958	9,093
VF Corp.	3.500%	9/1/21	5,970	6,105
Visa Inc.	2.200%	12/14/20	43,199	43,124
Visa Inc.	2.150%	9/15/22	20,110	19,999
Visa Inc.	2.800%	12/14/22	35,824	36,364
Walgreen Co.	3.100%	9/15/22	9,013	9,074
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,600	15,802
Walmart Inc.	2.850%	6/23/20	27,335	27,458
Walmart Inc.	3.625%	7/8/20	5,834	5,920
Walmart Inc.	3.250%	10/25/20	27,697	28,006
Walmart Inc.	1.900%	12/15/20	19,034	18,944
Walmart Inc.	3.125%	6/23/21	30,344	30,864
Walmart Inc.	2.350%	12/15/22	18,500	18,489
Walmart Inc.	2.550%	4/11/23	15,447	15,519
Walmart Inc.	3.400%	6/26/23	28,702	29,760
Walmart Inc.	3.300%	4/22/24	13,000	13,417
Walmart Inc.	2.850%	7/8/24	17,000	17,252
Western Union Co.	3.600%	3/15/22	6,445	6,564

Consumer Noncyclical (14.6%)
Abbott Laboratories	2.900%	11/30/21	41,650	42,038
Abbott Laboratories	2.550%	3/15/22	11,760	11,773
Abbott Laboratories	3.400%	11/30/23	11,104	11,434
AbbVie Inc.	2.300%	5/14/21	19,200	19,088
AbbVie Inc.	3.375%	11/14/21	19,775	20,062
AbbVie Inc.	2.900%	11/6/22	41,221	41,253
AbbVie Inc.	3.200%	11/6/22	13,889	14,054
AbbVie Inc.	2.850%	5/14/23	11,853	11,861
AbbVie Inc.	3.750%	11/14/23	27,675	28,524
Actavis Inc.	3.250%	10/1/22	35,459	35,481
Agilent Technologies Inc.	5.000%	7/15/20	7,799	7,999
Agilent Technologies Inc.	3.200%	10/1/22	6,649	6,741
Agilent Technologies Inc.	3.875%	7/15/23	8,475	8,845
Allergan Funding SCS	3.450%	3/15/22	30,952	31,114
Allergan Inc.	3.375%	9/15/20	9,493	9,581
Allergan Inc.	2.800%	3/15/23	6,177	6,137
Altria Group Inc.	4.750%	5/5/21	11,277	11,697
Altria Group Inc.	3.490%	2/14/22	6,600	6,720
Altria Group Inc.	2.850%	8/9/22	33,425	33,410
Altria Group Inc.	2.950%	5/2/23	5,582	5,584
Altria Group Inc.	4.000%	1/31/24	20,252	20,918
Altria Group Inc.	3.800%	2/14/24	17,267	17,722
AmerisourceBergen Corp.	3.500%	11/15/21	10,305	10,467
AmerisourceBergen Corp.	3.400%	5/15/24	9,775	9,907
Amgen Inc.	3.450%	10/1/20	7,427	7,519
Amgen Inc.	4.100%	6/15/21	14,627	15,027

Amgen Inc.	1.850%	8/19/21	13,178	12,956
Amgen Inc.	3.875%	11/15/21	18,667	19,209
Amgen Inc.	2.700%	5/1/22	7,318	7,323
Amgen Inc.	2.650%	5/11/22	22,758	22,754
Amgen Inc.	3.625%	5/15/22	17,442	17,878
Amgen Inc.	2.250%	8/19/23	11,469	11,220
Amgen Inc.	3.625%	5/22/24	17,296	17,877
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	12,336	12,347
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,487	2,475
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	40,415	41,125
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	16,490	17,118
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	8,525	8,767
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	30,568	30,427
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	23,714	24,384
2 Anheuser-Busch North American Holding
Corp.	3.750%	1/15/22	750	767
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,618	3,747
Archer-Daniels-Midland Co.	3.375%	3/15/22	8,300	8,529
AstraZeneca plc	2.375%	11/16/20	18,603	18,575
AstraZeneca plc	2.375%	6/12/22	15,750	15,646
AstraZeneca plc	3.500%	8/17/23	12,193	12,498
BAT Capital Corp.	2.297%	8/14/20	34,186	34,008
BAT Capital Corp.	2.764%	8/15/22	30,297	30,056
Baxalta Inc.	2.875%	6/23/20	4,459	4,461
Baxter International Inc.	1.700%	8/15/21	5,808	5,709
Beam Suntory Inc.	3.250%	5/15/22	2,753	2,798
Becton Dickinson & Co.	2.404%	6/5/20	17,206	17,129
Becton Dickinson & Co.	3.250%	11/12/20	15,427	15,535
Becton Dickinson & Co.	3.125%	11/8/21	14,135	14,258
Becton Dickinson & Co.	2.894%	6/6/22	29,186	29,270
Bio-Rad Laboratories Inc.	4.875%	12/15/20	5,976	6,178
Biogen Inc.	2.900%	9/15/20	19,867	19,933
Biogen Inc.	3.625%	9/15/22	14,818	15,130
Boston Scientific Corp.	3.375%	5/15/22	8,770	8,945
Boston Scientific Corp.	4.125%	10/1/23	7,965	8,402
Boston Scientific Corp.	3.450%	3/1/24	12,261	12,585
2 Bristol-Myers Squibb Co.	2.550%	5/14/21	15,375	15,444
2 Bristol-Myers Squibb Co.	2.600%	5/16/22	16,325	16,448
Bristol-Myers Squibb Co.	2.000%	8/1/22	11,453	11,317
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,425	1,671
Bristol-Myers Squibb Co.	3.250%	11/1/23	8,396	8,633
2 Bristol-Myers Squibb Co.	2.900%	7/26/24	24,975	25,307
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,347
Bunge Ltd. Finance Corp.	3.000%	9/25/22	10,724	10,779
Bunge Ltd. Finance Corp.	4.350%	3/15/24	7,000	7,141
Campbell Soup Co.	3.300%	3/15/21	11,630	11,730
Campbell Soup Co.	4.250%	4/15/21	3,126	3,214
Campbell Soup Co.	2.500%	8/2/22	8,216	8,133
Campbell Soup Co.	3.650%	3/15/23	18,678	18,986
Cardinal Health Inc.	4.625%	12/15/20	5,425	5,572
Cardinal Health Inc.	2.616%	6/15/22	13,302	13,123
Cardinal Health Inc.	3.200%	3/15/23	7,520	7,560
Celgene Corp.	2.875%	8/15/20	23,764	23,839
Celgene Corp.	3.950%	10/15/20	11,760	12,019
Celgene Corp.	2.875%	2/19/21	12,875	12,950
Celgene Corp.	2.250%	8/15/21	400	397
Celgene Corp.	3.250%	8/15/22	12,714	12,988

Celgene Corp.	3.550%	8/15/22	14,971	15,426
Celgene Corp.	2.750%	2/15/23	18,185	18,146
Celgene Corp.	3.250%	2/20/23	5,180	5,272
Celgene Corp.	4.000%	8/15/23	9,585	9,994
Church & Dwight Co. Inc.	2.450%	8/1/22	6,643	6,578
Church & Dwight Co. Inc.	2.875%	10/1/22	3,233	3,246
2 Cigna Corp.	3.200%	9/17/20	23,069	23,220
2 Cigna Corp.	3.400%	9/17/21	25,558	25,897
2 Cigna Corp.	3.750%	7/15/23	25,382	26,059
Clorox Co.	3.800%	11/15/21	2,904	3,002
Clorox Co.	3.050%	9/15/22	9,415	9,571
Coca-Cola Co.	1.875%	10/27/20	16,301	16,186
Coca-Cola Co.	2.450%	11/1/20	4,800	4,811
Coca-Cola Co.	3.150%	11/15/20	14,756	14,926
Coca-Cola Co.	1.550%	9/1/21	19,075	18,778
Coca-Cola Co.	3.300%	9/1/21	18,137	18,601
Coca-Cola Co.	2.200%	5/25/22	11,960	11,951
Coca-Cola Co.	2.500%	4/1/23	10,901	10,993
Coca-Cola Co.	3.200%	11/1/23	23,296	24,149
Coca-Cola European Partners plc	3.500%	9/15/20	6,360	6,437
Coca-Cola European Partners plc	3.250%	8/19/21	674	679
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,869	13,375
Colgate-Palmolive Co.	2.450%	11/15/21	4,750	4,773
Colgate-Palmolive Co.	2.300%	5/3/22	7,720	7,721
Colgate-Palmolive Co.	2.250%	11/15/22	8,623	8,616
Colgate-Palmolive Co.	1.950%	2/1/23	3,150	3,111
Colgate-Palmolive Co.	2.100%	5/1/23	9,257	9,167
Colgate-Palmolive Co.	3.250%	3/15/24	7,350	7,650
CommonSpirit Health	2.950%	11/1/22	6,967	6,957
Conagra Brands Inc.	3.800%	10/22/21	20,025	20,478
Conagra Brands Inc.	3.250%	9/15/22	1,200	1,211
Conagra Brands Inc.	3.200%	1/25/23	7,668	7,717
Conagra Brands Inc.	4.300%	5/1/24	15,800	16,607
Constellation Brands Inc.	2.250%	11/6/20	6,295	6,258
Constellation Brands Inc.	3.750%	5/1/21	6,413	6,532
Constellation Brands Inc.	2.700%	5/9/22	14,605	14,595
Constellation Brands Inc.	2.650%	11/7/22	12,700	12,690
Constellation Brands Inc.	3.200%	2/15/23	8,650	8,782
Constellation Brands Inc.	4.250%	5/1/23	11,215	11,753
Covidien International Finance SA	3.200%	6/15/22	9,775	10,001
Covidien International Finance SA	2.950%	6/15/23	3,280	3,311
CVS Health Corp.	2.800%	7/20/20	43,660	43,689
CVS Health Corp.	3.350%	3/9/21	44,017	44,443
CVS Health Corp.	4.125%	5/15/21	6,000	6,126
CVS Health Corp.	2.125%	6/1/21	26,988	26,655
CVS Health Corp.	3.500%	7/20/22	24,305	24,676
CVS Health Corp.	2.750%	12/1/22	14,026	13,909
CVS Health Corp.	4.750%	12/1/22	3,574	3,773
CVS Health Corp.	3.700%	3/9/23	87,953	89,621
CVS Health Corp.	4.000%	12/5/23	14,673	15,136
Danaher Corp.	2.400%	9/15/20	8,859	8,844
Diageo Capital plc	4.828%	7/15/20	10,195	10,457
Diageo Capital plc	2.625%	4/29/23	18,265	18,321
Diageo Capital plc	3.500%	9/18/23	2,050	2,136
Diageo Investment Corp.	2.875%	5/11/22	18,592	18,786
Dignity Health	3.125%	11/1/22	3,859	3,916
Eli Lilly & Co.	2.350%	5/15/22	9,815	9,809

Estee Lauder Cos. Inc.	1.700%	5/10/21	10,219	10,083
Express Scripts Holding Co.	2.600%	11/30/20	8,609	8,584
Express Scripts Holding Co.	3.300%	2/25/21	7,250	7,321
Express Scripts Holding Co.	4.750%	11/15/21	20,985	21,994
Express Scripts Holding Co.	3.900%	2/15/22	13,443	13,823
Express Scripts Holding Co.	3.050%	11/30/22	14,721	14,807
Express Scripts Holding Co.	3.000%	7/15/23	24,030	24,111
Flowers Foods Inc.	4.375%	4/1/22	2,695	2,808
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,000	2,969
General Mills Inc.	3.200%	4/16/21	12,515	12,637
General Mills Inc.	3.150%	12/15/21	12,775	12,920
General Mills Inc.	2.600%	10/12/22	12,033	11,993
General Mills Inc.	3.700%	10/17/23	7,555	7,813
General Mills Inc.	3.650%	2/15/24	3,000	3,089
Genzyme Corp.	5.000%	6/15/20	2,393	2,455
Gilead Sciences Inc.	2.550%	9/1/20	21,697	21,696
Gilead Sciences Inc.	4.500%	4/1/21	16,396	16,937
Gilead Sciences Inc.	4.400%	12/1/21	17,476	18,202
Gilead Sciences Inc.	1.950%	3/1/22	12,350	12,168
Gilead Sciences Inc.	3.250%	9/1/22	19,961	20,354
Gilead Sciences Inc.	2.500%	9/1/23	11,387	11,296
Gilead Sciences Inc.	3.700%	4/1/24	25,800	26,864
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	19,375	19,526
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	17,818	18,365
GlaxoSmithKline Capital plc	3.125%	5/14/21	22,051	22,338
GlaxoSmithKline Capital plc	2.850%	5/8/22	16,313	16,487
GlaxoSmithKline Capital plc	2.875%	6/1/22	24,300	24,574
Hasbro Inc.	3.150%	5/15/21	4,350	4,382
HCA Inc.	5.875%	3/15/22	7,735	8,296
HCA Inc.	4.750%	5/1/23	19,595	20,550
HCA Inc.	5.000%	3/15/24	30,011	31,962
Hershey Co.	4.125%	12/1/20	4,625	4,746
Hershey Co.	3.100%	5/15/21	11,185	11,357
Hershey Co.	2.625%	5/1/23	750	756
Hershey Co.	3.375%	5/15/23	5,671	5,878
Hillshire Brands Co.	4.100%	9/15/20	1,857	1,879
Ingredion Inc.	4.625%	11/1/20	5,247	5,381
JM Smucker Co.	3.500%	10/15/21	7,595	7,833
JM Smucker Co.	3.000%	3/15/22	9,077	9,112
Johnson & Johnson	2.950%	9/1/20	7,358	7,424
Johnson & Johnson	1.950%	11/10/20	7,765	7,744
Johnson & Johnson	1.650%	3/1/21	12,227	12,116
Johnson & Johnson	3.550%	5/15/21	4,000	4,099
Johnson & Johnson	2.450%	12/5/21	7,910	7,956
Johnson & Johnson	2.250%	3/3/22	17,976	17,996
Johnson & Johnson	2.050%	3/1/23	7,540	7,496
Johnson & Johnson	6.730%	11/15/23	50	59
Johnson & Johnson	3.375%	12/5/23	10,142	10,665
Kaiser Foundation Hospitals	3.500%	4/1/22	4,650	4,783
Kellogg Co.	4.000%	12/15/20	6,360	6,490
Kellogg Co.	3.250%	5/14/21	10,320	10,473
Kellogg Co.	3.125%	5/17/22	2,775	2,800
Kellogg Co.	2.650%	12/1/23	9,770	9,848
2 Keurig Dr Pepper Inc.	3.551%	5/25/21	27,135	27,549
Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	994
2 Keurig Dr Pepper Inc.	4.057%	5/25/23	15,925	16,549
Keurig Dr Pepper Inc.	3.130%	12/15/23	10,198	10,240

Kimberly-Clark Corp.	2.400%	3/1/22	3,102	3,103
Kimberly-Clark Corp.	2.400%	6/1/23	4,732	4,717
Kraft Foods Group Inc.	3.500%	6/6/22	11,921	12,117
Kraft Heinz Foods Co.	2.800%	7/2/20	29,719	29,662
Kraft Heinz Foods Co.	3.375%	6/15/21	9,974	10,074
Kraft Heinz Foods Co.	3.500%	7/15/22	16,960	17,178
Kraft Heinz Foods Co.	4.000%	6/15/23	23,076	23,865
Kroger Co.	3.300%	1/15/21	4,731	4,782
Kroger Co.	2.600%	2/1/21	6,605	6,586
Kroger Co.	2.950%	11/1/21	12,547	12,642
Kroger Co.	3.400%	4/15/22	11,200	11,379
Kroger Co.	2.800%	8/1/22	1,306	1,310
Kroger Co.	3.850%	8/1/23	8,200	8,490
Kroger Co.	4.000%	2/1/24	6,600	6,876
Laboratory Corp. of America Holdings	4.625%	11/15/20	4,360	4,461
Laboratory Corp. of America Holdings	3.200%	2/1/22	11,286	11,443
Laboratory Corp. of America Holdings	3.750%	8/23/22	8,122	8,369
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,878	2,987
Life Technologies Corp.	5.000%	1/15/21	5,643	5,803
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,813
McCormick & Co. Inc.	2.700%	8/15/22	10,532	10,550
McKesson Corp.	3.650%	11/30/20	15,351	15,600
McKesson Corp.	2.700%	12/15/22	3,210	3,180
McKesson Corp.	2.850%	3/15/23	8,650	8,640
McKesson Corp.	3.796%	3/15/24	13,839	14,282
Mead Johnson Nutrition Co.	3.000%	11/15/20	15,537	15,627
Medco Health Solutions Inc.	4.125%	9/15/20	6,319	6,450
Medtronic Inc.	4.125%	3/15/21	10,853	11,166
Medtronic Inc.	3.125%	3/15/22	9,991	10,187
Medtronic Inc.	3.150%	3/15/22	41,499	42,373
Medtronic Inc.	2.750%	4/1/23	2,072	2,101
Medtronic Inc.	3.625%	3/15/24	10,023	10,493
Merck & Co. Inc.	3.875%	1/15/21	11,090	11,327
Merck & Co. Inc.	2.350%	2/10/22	21,838	21,885
Merck & Co. Inc.	2.400%	9/15/22	16,036	16,139
Merck & Co. Inc.	2.800%	5/18/23	26,761	27,166
Merck & Co. Inc.	2.900%	3/7/24	8,100	8,275
Molson Coors Brewing Co.	2.100%	7/15/21	20,895	20,604
Molson Coors Brewing Co.	3.500%	5/1/22	3,560	3,624
Mondelez International Inc.	3.625%	5/7/23	6,834	7,042
Mylan Inc.	4.200%	11/29/23	7,640	7,627
Mylan NV	3.750%	12/15/20	11,393	11,477
Mylan NV	3.150%	6/15/21	27,846	27,634
Newell Brands Inc.	3.850%	4/1/23	25,700	25,905
Novartis Capital Corp.	2.400%	5/17/22	6,270	6,289
Novartis Capital Corp.	2.400%	9/21/22	23,715	23,691
Novartis Capital Corp.	3.400%	5/6/24	36,308	37,664
Pall Corp.	5.000%	6/15/20	2,175	2,224
PepsiCo Inc.	2.150%	10/14/20	21,258	21,195
PepsiCo Inc.	3.125%	11/1/20	5,611	5,657
PepsiCo Inc.	2.000%	4/15/21	17,722	17,650
PepsiCo Inc.	3.000%	8/25/21	8,665	8,797
PepsiCo Inc.	1.700%	10/6/21	10,740	10,579
PepsiCo Inc.	2.750%	3/5/22	16,666	16,885
PepsiCo Inc.	2.250%	5/2/22	8,190	8,173
PepsiCo Inc.	3.100%	7/17/22	15,396	15,730
PepsiCo Inc.	2.750%	3/1/23	14,377	14,576

PepsiCo Inc.	3.600%	3/1/24	21,552	22,674
PerkinElmer Inc.	5.000%	11/15/21	5,310	5,529
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,644	3,600
Pfizer Inc.	5.200%	8/12/20	3,450	3,564
Pfizer Inc.	1.950%	6/3/21	24,474	24,316
Pfizer Inc.	3.000%	9/15/21	10,770	10,917
Pfizer Inc.	2.200%	12/15/21	17,511	17,446
Pfizer Inc.	2.800%	3/11/22	11,760	11,925
Pfizer Inc.	3.000%	6/15/23	14,396	14,687
Pfizer Inc.	5.800%	8/12/23	1,634	1,849
Pfizer Inc.	3.200%	9/15/23	9,350	9,610
Pfizer Inc.	2.950%	3/15/24	5,175	5,289
Pfizer Inc.	3.400%	5/15/24	13,275	13,865
Philip Morris International Inc.	1.875%	2/25/21	16,033	15,878
Philip Morris International Inc.	4.125%	5/17/21	4,400	4,533
Philip Morris International Inc.	2.900%	11/15/21	4,852	4,909
Philip Morris International Inc.	2.625%	2/18/22	9,440	9,483
Philip Morris International Inc.	2.375%	8/17/22	13,166	13,093
Philip Morris International Inc.	2.500%	8/22/22	9,049	8,989
Philip Morris International Inc.	2.500%	11/2/22	7,377	7,363
Philip Morris International Inc.	2.625%	3/6/23	9,462	9,466
Philip Morris International Inc.	2.125%	5/10/23	8,799	8,625
Philip Morris International Inc.	3.600%	11/15/23	4,010	4,144
Philip Morris International Inc.	2.875%	5/1/24	15,100	15,178
1 Procter & Gamble - Esop	9.360%	1/1/21	593	627
Procter & Gamble Co.	1.900%	10/23/20	11,980	11,929
Procter & Gamble Co.	1.850%	2/2/21	14,755	14,656
Procter & Gamble Co.	1.700%	11/3/21	13,500	13,298
Procter & Gamble Co.	2.300%	2/6/22	18,494	18,520
Procter & Gamble Co.	2.150%	8/11/22	2,926	2,920
Procter & Gamble Co.	3.100%	8/15/23	15,086	15,565
Quest Diagnostics Inc.	4.700%	4/1/21	4,274	4,444
Quest Diagnostics Inc.	4.250%	4/1/24	5,428	5,713
Reynolds American Inc.	3.250%	6/12/20	17,403	17,488
Reynolds American Inc.	4.000%	6/12/22	9,420	9,648
Reynolds American Inc.	4.850%	9/15/23	10,328	10,927
Sanofi	4.000%	3/29/21	25,932	26,669
Sanofi	3.375%	6/19/23	17,743	18,280
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	51,189	50,670
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	41,399	41,102
SSM Health Care Corp.	3.688%	6/1/23	7,200	7,495
Stryker Corp.	2.625%	3/15/21	9,996	9,987
Stryker Corp.	3.375%	5/15/24	9,275	9,553
Sysco Corp.	2.600%	10/1/20	12,139	12,143
Sysco Corp.	2.500%	7/15/21	6,624	6,606
Sysco Corp.	2.600%	6/12/22	4,775	4,767
2 Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	15,660	15,887
2 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	22,900	23,502
2 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	16,500	17,453
Thermo Fisher Scientific Inc.	4.500%	3/1/21	11,450	11,801
Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,839	8,993
Thermo Fisher Scientific Inc.	3.300%	2/15/22	19,484	19,847
Thermo Fisher Scientific Inc.	3.150%	1/15/23	10,425	10,589
Thermo Fisher Scientific Inc.	3.000%	4/15/23	17,127	17,336
Thermo Fisher Scientific Inc.	4.150%	2/1/24	12,126	12,838
Tupperware Brands Corp.	4.750%	6/1/21	7,983	8,212
Tyson Foods Inc.	2.250%	8/23/21	11,572	11,465

Tyson Foods Inc.	4.500%	6/15/22	20,056	20,961
Tyson Foods Inc.	3.900%	9/28/23	3,035	3,168
Unilever Capital Corp.	2.100%	7/30/20	12,920	12,882
Unilever Capital Corp.	4.250%	2/10/21	13,963	14,394
Unilever Capital Corp.	2.750%	3/22/21	3,950	3,975
Unilever Capital Corp.	1.375%	7/28/21	8,390	8,225
Unilever Capital Corp.	3.000%	3/7/22	10,350	10,531
Unilever Capital Corp.	2.200%	5/5/22	7,130	7,100
Unilever Capital Corp.	3.125%	3/22/23	7,000	7,165
Unilever Capital Corp.	3.250%	3/7/24	12,300	12,696
Unilever Capital Corp.	2.600%	5/5/24	1,075	1,076
Whirlpool Corp.	4.850%	6/15/21	5,323	5,525
Whirlpool Corp.	4.700%	6/1/22	3,675	3,858
Whirlpool Corp.	4.000%	3/1/24	4,470	4,658
Wyeth LLC	6.450%	2/1/24	8,825	10,383
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,770	2,804
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	14,763	14,916
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	5,015	5,163
Zoetis Inc.	3.450%	11/13/20	8,341	8,419
Zoetis Inc.	3.250%	8/20/21	4,415	4,472
Zoetis Inc.	3.250%	2/1/23	19,663	19,958

Energy (7.2%)
Anadarko Petroleum Corp.	4.850%	3/15/21	8,116	8,379
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	7,050	7,138
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	6.375%	5/1/24	1,050	1,102
Apache Corp.	3.625%	2/1/21	8,130	8,231
Apache Corp.	3.250%	4/15/22	8,740	8,809
Apache Corp.	2.625%	1/15/23	4,612	4,547
Baker Hughes a GE Co. LLC	3.200%	8/15/21	7,533	7,609
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	25,400	25,516
Boardwalk Pipelines LP	3.375%	2/1/23	5,525	5,502
BP Capital Markets America Inc.	4.500%	10/1/20	15,158	15,557
BP Capital Markets America Inc.	4.742%	3/11/21	16,797	17,420
BP Capital Markets America Inc.	2.112%	9/16/21	3,814	3,794
BP Capital Markets America Inc.	3.245%	5/6/22	24,696	25,254
BP Capital Markets America Inc.	2.520%	9/19/22	10,304	10,317
BP Capital Markets America Inc.	2.750%	5/10/23	29,041	29,103
BP Capital Markets America Inc.	3.216%	11/28/23	8,855	9,075
BP Capital Markets America Inc.	3.790%	2/6/24	8,080	8,443
BP Capital Markets America Inc.	3.224%	4/14/24	14,599	14,900
BP Capital Markets plc	4.500%	10/1/20	4,000	4,105
BP Capital Markets plc	3.561%	11/1/21	17,087	17,521
BP Capital Markets plc	3.062%	3/17/22	13,574	13,788
BP Capital Markets plc	3.245%	5/6/22	5,150	5,266
BP Capital Markets plc	2.500%	11/6/22	14,565	14,533
BP Capital Markets plc	3.994%	9/26/23	6,290	6,595
BP Capital Markets plc	3.216%	11/28/23	633	649
BP Capital Markets plc	3.814%	2/10/24	25,296	26,470
Buckeye Partners LP	4.875%	2/1/21	9,000	9,169
Buckeye Partners LP	4.150%	7/1/23	6,775	6,747
Canadian Natural Resources Ltd.	3.450%	11/15/21	6,223	6,314
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,748	13,799
Canadian Natural Resources Ltd.	3.800%	4/15/24	9,604	9,865

Cenovus Energy Inc.	5.700%	10/15/19	8,604	8,679
Cenovus Energy Inc.	3.000%	8/15/22	6,200	6,169
Cenovus Energy Inc.	3.800%	9/15/23	4,650	4,720
Chevron Corp.	2.427%	6/24/20	8,715	8,718
Chevron Corp.	2.419%	11/17/20	22,233	22,283
Chevron Corp.	2.100%	5/16/21	22,103	22,039
Chevron Corp.	2.411%	3/3/22	9,480	9,497
Chevron Corp.	2.498%	3/3/22	7,234	7,265
Chevron Corp.	2.355%	12/5/22	41,993	41,938
Chevron Corp.	2.566%	5/16/23	7,721	7,766
Chevron Corp.	3.191%	6/24/23	35,875	36,908
Chevron Corp.	2.895%	3/3/24	5,975	6,082
Columbia Pipeline Group Inc.	3.300%	6/1/20	13,535	13,605
ConocoPhillips Co.	2.400%	12/15/22	589	586
Continental Resources Inc.	5.000%	9/15/22	1,000	1,005
Continental Resources Inc.	4.500%	4/15/23	24,768	25,573
Continental Resources Inc.	3.800%	6/1/24	4,850	4,869
Devon Energy Corp.	4.000%	7/15/21	10,757	11,004
Devon Energy Corp.	3.250%	5/15/22	14,192	14,354
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	10,000	10,022
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,850	7,012
Enable Midstream Partners LP	3.900%	5/15/24	4,235	4,249
Enbridge Energy Partners LP	4.375%	10/15/20	8,665	8,840
Enbridge Energy Partners LP	4.200%	9/15/21	7,975	8,173
Enbridge Inc.	2.900%	7/15/22	16,329	16,362
Enbridge Inc.	4.000%	10/1/23	7,753	8,051
Encana Corp.	3.900%	11/15/21	8,414	8,594
Energy Transfer Operating LP	4.150%	10/1/20	12,708	12,905
Energy Transfer Operating LP	7.500%	10/15/20	1,350	1,432
Energy Transfer Operating LP	4.650%	6/1/21	18,138	18,655
Energy Transfer Operating LP	5.200%	2/1/22	13,417	14,108
Energy Transfer Operating LP	4.250%	3/15/23	15,000	15,449
Energy Transfer Operating LP	4.200%	9/15/23	6,043	6,258
Energy Transfer Operating LP	5.875%	1/15/24	18,500	20,257
Energy Transfer Operating LP	4.900%	2/1/24	3,920	4,162
Energy Transfer Operating LP	4.500%	4/15/24	13,540	14,201
Energy Transfer Partners LP	3.600%	2/1/23	18,217	18,309
Enterprise Products Operating LLC	5.200%	9/1/20	17,969	18,526
Enterprise Products Operating LLC	2.800%	2/15/21	10,925	10,937
Enterprise Products Operating LLC	2.850%	4/15/21	10,157	10,181
Enterprise Products Operating LLC	3.500%	2/1/22	8,380	8,552
Enterprise Products Operating LLC	4.050%	2/15/22	12,245	12,667
Enterprise Products Operating LLC	3.350%	3/15/23	20,060	20,373
Enterprise Products Operating LLC	3.900%	2/15/24	11,350	11,815
1 Enterprise Products Operating LLC	4.875%	8/16/77	4,350	3,931
EOG Resources Inc.	4.400%	6/1/20	9,894	10,054
EOG Resources Inc.	4.100%	2/1/21	10,969	11,241
EOG Resources Inc.	2.625%	3/15/23	15,109	15,106
EQT Corp.	2.500%	10/1/20	8,000	7,949
EQT Corp.	4.875%	11/15/21	5,974	6,245
EQT Corp.	3.000%	10/1/22	14,675	14,520
EQT Midstream Partners LP	4.750%	7/15/23	15,000	15,296
Exxon Mobil Corp.	2.222%	3/1/21	28,227	28,222
Exxon Mobil Corp.	2.397%	3/6/22	20,167	20,204
Exxon Mobil Corp.	2.726%	3/1/23	33,768	34,131
Halliburton Co.	3.250%	11/15/21	6,124	6,203
Halliburton Co.	3.500%	8/1/23	14,979	15,351

Husky Energy Inc.	3.950%	4/15/22	8,289	8,518
Husky Energy Inc.	4.000%	4/15/24	10,939	11,369
Kinder Morgan Energy Partners LP	5.300%	9/15/20	7,955	8,209
Kinder Morgan Energy Partners LP	3.500%	3/1/21	17,016	17,215
Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,150	6,470
Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,062	7,379
Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,814	3,937
Kinder Morgan Energy Partners LP	3.950%	9/1/22	14,107	14,550
Kinder Morgan Energy Partners LP	3.450%	2/15/23	6,559	6,684
Kinder Morgan Energy Partners LP	3.500%	9/1/23	7,275	7,423
Kinder Morgan Energy Partners LP	4.150%	2/1/24	7,200	7,485
Kinder Morgan Energy Partners LP	4.300%	5/1/24	9,775	10,283
Kinder Morgan Inc.	6.500%	9/15/20	5,210	5,423
Kinder Morgan Inc.	3.150%	1/15/23	13,860	13,897
Magellan Midstream Partners LP	4.250%	2/1/21	4,859	4,974
Marathon Oil Corp.	2.700%	6/1/20	11,960	11,950
Marathon Oil Corp.	2.800%	11/1/22	14,389	14,257
Marathon Petroleum Corp.	3.400%	12/15/20	17,000	17,146
Marathon Petroleum Corp.	5.125%	3/1/21	7,158	7,456
Marathon Petroleum Corp.	4.750%	12/15/23	10,474	11,225
MPLX LP	3.375%	3/15/23	6,347	6,415
MPLX LP	4.500%	7/15/23	18,156	19,055
National Fuel Gas Co.	4.900%	12/1/21	8,839	9,153
National Fuel Gas Co.	3.750%	3/1/23	8,075	8,230
National Oilwell Varco Inc.	2.600%	12/1/22	22,527	22,205
Newfield Exploration Co.	5.750%	1/30/22	11,000	11,660
Noble Energy Inc.	4.150%	12/15/21	7,124	7,330
Occidental Petroleum Corp.	4.100%	2/1/21	17,823	18,178
Occidental Petroleum Corp.	3.125%	2/15/22	16,635	16,768
Occidental Petroleum Corp.	2.600%	4/15/22	5,445	5,407
Occidental Petroleum Corp.	2.700%	2/15/23	9,091	9,040
ONEOK Inc.	4.250%	2/1/22	5,750	5,929
ONEOK Inc.	7.500%	9/1/23	9,700	11,293
ONEOK Partners LP	3.375%	10/1/22	10,365	10,486
ONEOK Partners LP	5.000%	9/15/23	4,955	5,305
Petro-Canada	9.250%	10/15/21	5,847	6,704
Phillips 66	4.300%	4/1/22	25,164	26,300
Pioneer Natural Resources Co.	3.450%	1/15/21	9,577	9,683
Pioneer Natural Resources Co.	3.950%	7/15/22	9,216	9,523
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	9,039	9,296
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	10,591	10,712
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	6,011	5,899
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	10,530	10,614
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	3,627	3,718
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	14,331	15,241
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	7,829	8,236
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	9,215	9,561
Sabine Pass Liquefaction LLC	5.625%	2/1/21	30,600	31,594
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,710	12,588

Sabine Pass Liquefaction LLC	5.625%	4/15/23	21,552	23,141
Sabine Pass Liquefaction LLC	5.750%	5/15/24	28,475	31,180
Schlumberger Investment SA	3.650%	12/1/23	18,815	19,545
Shell International Finance BV	2.250%	11/10/20	23,918	23,884
Shell International Finance BV	1.875%	5/10/21	20,060	19,879
Shell International Finance BV	1.750%	9/12/21	15,687	15,478
Shell International Finance BV	2.375%	8/21/22	19,506	19,442
Shell International Finance BV	2.250%	1/6/23	14,945	14,797
Shell International Finance BV	3.400%	8/12/23	13,175	13,606
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	4,145	4,273
Spectra Energy Partners LP	4.750%	3/15/24	14,370	15,454
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	12,966	13,322
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,300	3,440
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	3,300	3,324
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	12,254	12,707
TC PipeLines LP	4.650%	6/15/21	2,708	2,791
TechnipFMC plc	3.450%	10/1/22	750	762
Total Capital Canada Ltd.	2.750%	7/15/23	16,400	16,536
Total Capital International SA	2.750%	6/19/21	11,727	11,799
Total Capital International SA	2.875%	2/17/22	17,190	17,385
Total Capital International SA	2.700%	1/25/23	19,744	19,842
Total Capital International SA	3.700%	1/15/24	13,871	14,416
Total Capital International SA	3.750%	4/10/24	18,654	19,576
Total Capital SA	4.450%	6/24/20	12,230	12,482
Total Capital SA	4.125%	1/28/21	10,430	10,726
Total Capital SA	4.250%	12/15/21	1,950	2,036
TransCanada PipeLines Ltd.	3.800%	10/1/20	24,330	24,719
TransCanada PipeLines Ltd.	2.500%	8/1/22	12,737	12,683
TransCanada PipeLines Ltd.	3.750%	10/16/23	10,935	11,363
Western Midstream Operating LP	5.375%	6/1/21	10,723	11,157
Western Midstream Operating LP	4.000%	7/1/22	7,988	8,048
Williams Cos. Inc.	4.125%	11/15/20	7,462	7,587
Williams Cos. Inc.	7.875%	9/1/21	1,000	1,104
Williams Cos. Inc.	4.000%	11/15/21	8,167	8,424
Williams Cos. Inc.	3.600%	3/15/22	20,256	20,607
Williams Cos. Inc.	3.350%	8/15/22	15,813	16,036
Williams Cos. Inc.	3.700%	1/15/23	12,546	12,794
Williams Cos. Inc.	4.500%	11/15/23	9,170	9,690
Williams Cos. Inc.	4.300%	3/4/24	13,750	14,435

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,074
Cintas Corp. No 2	2.900%	4/1/22	7,365	7,449
Cintas Corp. No 2	3.250%	6/1/22	4,425	4,519

Technology (8.6%)
Alphabet Inc.	3.625%	5/19/21	10,600	10,895
Alphabet Inc.	3.375%	2/25/24	12,425	13,005
Altera Corp.	4.100%	11/15/23	8,133	8,603
Amphenol Corp.	3.125%	9/15/21	745	755
Amphenol Corp.	4.000%	2/1/22	7,294	7,543
Amphenol Corp.	3.200%	4/1/24	4,585	4,672
Analog Devices Inc.	2.950%	1/12/21	3,475	3,494
Analog Devices Inc.	2.500%	12/5/21	7,995	7,967
Analog Devices Inc.	2.875%	6/1/23	8,200	8,253
Analog Devices Inc.	3.125%	12/5/23	7,751	7,872

Apple Inc.	2.000%	11/13/20	30	30
Apple Inc.	2.250%	2/23/21	33,986	33,973
Apple Inc.	2.850%	5/6/21	39,724	40,144
Apple Inc.	1.550%	8/4/21	7,149	7,046
Apple Inc.	2.150%	2/9/22	23,874	23,788
Apple Inc.	2.500%	2/9/22	27,669	27,727
Apple Inc.	2.300%	5/11/22	20,175	20,174
Apple Inc.	2.700%	5/13/22	28,547	28,834
Apple Inc.	2.100%	9/12/22	2,000	1,983
Apple Inc.	2.400%	1/13/23	26,423	26,364
Apple Inc.	2.850%	2/23/23	21,802	22,103
Apple Inc.	2.400%	5/3/23	67,855	67,670
Apple Inc.	3.000%	2/9/24	23,657	24,118
Apple Inc.	3.450%	5/6/24	41,393	43,054
Apple Inc.	2.850%	5/11/24	31,477	31,820
Applied Materials Inc.	2.625%	10/1/20	7,640	7,659
Applied Materials Inc.	4.300%	6/15/21	5,000	5,202
Arrow Electronics Inc.	3.500%	4/1/22	4,806	4,861
Arrow Electronics Inc.	4.500%	3/1/23	4,000	4,156
Autodesk Inc.	3.125%	6/15/20	5,150	5,163
Autodesk Inc.	3.600%	12/15/22	2,043	2,096
Avnet Inc.	5.875%	6/15/20	4,089	4,209
Avnet Inc.	3.750%	12/1/21	5,175	5,260
Avnet Inc.	4.875%	12/1/22	5,325	5,601
Baidu Inc.	3.000%	6/30/20	6,550	6,571
Baidu Inc.	2.875%	7/6/22	15,075	15,000
Baidu Inc.	3.500%	11/28/22	10,199	10,362
Baidu Inc.	3.875%	9/29/23	14,080	14,374
Baidu Inc.	4.375%	5/14/24	9,175	9,585
Broadcom Corp.	2.500%	8/15/22	500	490
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	17,158	16,958
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	38,853	38,665
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	17,246	16,797
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	39,998	39,568
2 Broadcom Inc.	3.125%	4/15/21	22,650	22,708
2 Broadcom Inc.	3.125%	10/15/22	27,350	27,220
Broadridge Financial Solutions Inc.	3.950%	9/1/20	3,205	3,253
CA Inc.	3.600%	8/1/20	4,086	4,105
CA Inc.	3.600%	8/15/22	9,150	9,239
Cisco Systems Inc.	2.450%	6/15/20	20,709	20,700
Cisco Systems Inc.	2.200%	2/28/21	40,170	40,096
Cisco Systems Inc.	2.900%	3/4/21	9,051	9,135
Cisco Systems Inc.	1.850%	9/20/21	26,145	25,866
Cisco Systems Inc.	3.000%	6/15/22	6,930	7,070
Cisco Systems Inc.	2.600%	2/28/23	12,940	13,041
Cisco Systems Inc.	2.200%	9/20/23	6,144	6,087
Cisco Systems Inc.	3.625%	3/4/24	11,629	12,266
Corning Inc.	4.250%	8/15/20	3,052	3,108
Corning Inc.	2.900%	5/15/22	6,213	6,238
2 Dell International LLC / EMC Corp.	4.420%	6/15/21	56,235	57,619
2 Dell International LLC / EMC Corp.	5.450%	6/15/23	54,660	58,086
2 Dell International LLC / EMC Corp.	4.000%	7/15/24	3,000	3,014
DXC Technology Co.	4.250%	4/15/24	7,000	7,309

Equifax Inc.	2.300%	6/1/21	5,573	5,513
Equifax Inc.	3.600%	8/15/21	4,004	4,069
Equifax Inc.	3.300%	12/15/22	4,395	4,471
Equifax Inc.	3.950%	6/15/23	4,975	5,139
Fidelity National Information Services Inc.	3.625%	10/15/20	21,356	21,612
Fidelity National Information Services Inc.	2.250%	8/15/21	8,143	8,070
Fidelity National Information Services Inc.	4.500%	10/15/22	4,601	4,839
Fidelity National Information Services Inc.	3.500%	4/15/23	11,439	11,713
Fiserv Inc.	2.700%	6/1/20	20,001	20,012
Fiserv Inc.	4.750%	6/15/21	1,925	1,988
Fiserv Inc.	3.500%	10/1/22	8,656	8,854
Fiserv Inc.	3.800%	10/1/23	16,000	16,607
Flex Ltd.	5.000%	2/15/23	8,343	8,685
Hewlett Packard Enterprise Co.	3.600%	10/15/20	45,039	45,521
Hewlett Packard Enterprise Co.	3.500%	10/5/21	5,300	5,387
Hewlett Packard Enterprise Co.	4.400%	10/15/22	25,637	26,865
HP Inc.	3.750%	12/1/20	2,697	2,736
HP Inc.	4.300%	6/1/21	5,662	5,837
HP Inc.	4.375%	9/15/21	19,693	20,381
HP Inc.	4.650%	12/9/21	7,000	7,324
HP Inc.	4.050%	9/15/22	7,125	7,397
IBM Credit LLC	3.450%	11/30/20	14,383	14,591
IBM Credit LLC	1.800%	1/20/21	16,150	15,976
IBM Credit LLC	2.650%	2/5/21	9,624	9,643
IBM Credit LLC	3.600%	11/30/21	6,985	7,165
IBM Credit LLC	2.200%	9/8/22	4,425	4,366
IBM Credit LLC	3.000%	2/6/23	3,900	3,937
Intel Corp.	2.450%	7/29/20	26,173	26,159
Intel Corp.	1.700%	5/19/21	10,938	10,813
Intel Corp.	3.300%	10/1/21	23,900	24,376
Intel Corp.	2.350%	5/11/22	10,807	10,803
Intel Corp.	3.100%	7/29/22	14,332	14,589
Intel Corp.	2.700%	12/15/22	22,078	22,260
Intel Corp.	2.875%	5/11/24	14,650	14,821
International Business Machines Corp.	2.250%	2/19/21	12,511	12,455
International Business Machines Corp.	2.800%	5/13/21	20,000	20,128
International Business Machines Corp.	2.900%	11/1/21	8,590	8,662
International Business Machines Corp.	2.500%	1/27/22	7,322	7,312
International Business Machines Corp.	2.850%	5/13/22	47,250	47,603
International Business Machines Corp.	1.875%	8/1/22	10,183	9,966
International Business Machines Corp.	2.875%	11/9/22	13,975	14,078
International Business Machines Corp.	3.375%	8/1/23	21,447	22,019
International Business Machines Corp.	3.625%	2/12/24	29,700	30,725
International Business Machines Corp.	3.000%	5/15/24	50,000	50,331
Jabil Inc.	5.625%	12/15/20	4,712	4,894
Jabil Inc.	4.700%	9/15/22	5,708	5,896
Juniper Networks Inc.	3.300%	6/15/20	3,695	3,721
Juniper Networks Inc.	4.600%	3/15/21	2,203	2,271
Juniper Networks Inc.	4.500%	3/15/24	7,112	7,489
KLA-Tencor Corp.	4.125%	11/1/21	6,801	6,988
Lam Research Corp.	2.800%	6/15/21	12,038	12,090
Marvell Technology Group Ltd.	4.200%	6/22/23	6,925	7,115
Maxim Integrated Products Inc.	3.375%	3/15/23	6,712	6,706
Micron Technology Inc.	4.640%	2/6/24	8,700	8,841
Microsoft Corp.	3.000%	10/1/20	9,603	9,698
Microsoft Corp.	2.000%	11/3/20	22,412	22,358
Microsoft Corp.	4.000%	2/8/21	1,013	1,042

Microsoft Corp.	1.550%	8/8/21	27,316	26,941
Microsoft Corp.	2.400%	2/6/22	33,985	34,133
Microsoft Corp.	2.375%	2/12/22	32,580	32,716
Microsoft Corp.	2.650%	11/3/22	21,857	22,181
Microsoft Corp.	2.125%	11/15/22	8,008	7,981
Microsoft Corp.	2.375%	5/1/23	19,843	19,927
Microsoft Corp.	2.000%	8/8/23	29,938	29,582
Microsoft Corp.	3.625%	12/15/23	12,022	12,644
Microsoft Corp.	2.875%	2/6/24	37,250	38,087
Motorola Solutions Inc.	3.750%	5/15/22	6,387	6,524
Motorola Solutions Inc.	3.500%	3/1/23	8,900	9,012
NetApp Inc.	3.375%	6/15/21	6,377	6,447
NVIDIA Corp.	2.200%	9/16/21	14,860	14,711
2 NXP BV / NXP Funding LLC	4.875%	3/1/24	15,675	16,459
Oracle Corp.	3.875%	7/15/20	14,600	14,809
Oracle Corp.	2.800%	7/8/21	18,676	18,789
Oracle Corp.	1.900%	9/15/21	42,710	42,124
Oracle Corp.	2.500%	5/15/22	31,833	31,838
Oracle Corp.	2.500%	10/15/22	47,993	47,832
Oracle Corp.	2.625%	2/15/23	23,000	23,003
Oracle Corp.	3.625%	7/15/23	18,375	19,097
Oracle Corp.	2.400%	9/15/23	33,600	33,301
QUALCOMM Inc.	3.000%	5/20/22	26,532	26,784
QUALCOMM Inc.	2.600%	1/30/23	17,705	17,558
QUALCOMM Inc.	2.900%	5/20/24	25,554	25,508
salesforce.com Inc.	3.250%	4/11/23	14,500	14,888
Seagate HDD Cayman	4.250%	3/1/22	11,030	11,030
Seagate HDD Cayman	4.750%	6/1/23	13,232	13,464
Seagate HDD Cayman	4.875%	3/1/24	7,325	7,380
Tech Data Corp.	3.700%	2/15/22	7,405	7,472
Texas Instruments Inc.	2.750%	3/12/21	17,420	17,564
Texas Instruments Inc.	1.850%	5/15/22	4,717	4,671
Texas Instruments Inc.	2.250%	5/1/23	6,710	6,698
Total System Services Inc.	3.800%	4/1/21	6,381	6,475
Total System Services Inc.	3.750%	6/1/23	9,026	9,281
Total System Services Inc.	4.000%	6/1/23	8,950	9,273
Trimble Inc.	4.150%	6/15/23	4,309	4,433
Tyco Electronics Group SA	4.875%	1/15/21	180	187
Tyco Electronics Group SA	3.500%	2/3/22	9,579	9,760
Verisk Analytics Inc.	5.800%	5/1/21	6,956	7,359
Verisk Analytics Inc.	4.125%	9/12/22	7,363	7,705
VMware Inc.	2.300%	8/21/20	11,725	11,663
VMware Inc.	2.950%	8/21/22	20,807	20,791
Xilinx Inc.	3.000%	3/15/21	7,416	7,454

Transportation (1.5%)
1 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	8,565	8,927
Burlington Northern Santa Fe LLC	3.450%	9/15/21	8,131	8,314
Burlington Northern Santa Fe LLC	3.050%	3/15/22	6,683	6,802
Burlington Northern Santa Fe LLC	3.050%	9/1/22	9,205	9,373
Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,258	12,485
Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,796	12,420
Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,035	8,496
Canadian National Railway Co.	2.850%	12/15/21	5,125	5,174
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,571
Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,583

1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	4,749	5,021
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,149	2,192
CSX Corp.	3.700%	10/30/20	6,689	6,786
CSX Corp.	4.250%	6/1/21	8,465	8,739
CSX Corp.	3.700%	11/1/23	4,225	4,396
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	3,935	4,321
Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	6,125	6,288
Delta Air Lines Inc.	2.600%	12/4/20	14,900	14,851
Delta Air Lines Inc.	3.400%	4/19/21	8,200	8,283
Delta Air Lines Inc.	3.625%	3/15/22	17,900	18,143
Delta Air Lines Inc.	3.800%	4/19/23	8,000	8,176
FedEx Corp.	3.400%	1/14/22	2,550	2,607
FedEx Corp.	2.625%	8/1/22	7,680	7,682
FedEx Corp.	4.000%	1/15/24	14,599	15,390
JB Hunt Transport Services Inc.	3.300%	8/15/22	5,100	5,182
Kansas City Southern	3.000%	5/15/23	2,170	2,187
Norfolk Southern Corp.	3.250%	12/1/21	11,634	11,828
Norfolk Southern Corp.	3.000%	4/1/22	5,784	5,863
Norfolk Southern Corp.	2.903%	2/15/23	12,488	12,686
Norfolk Southern Corp.	3.850%	1/15/24	2,225	2,339
Norfolk Southern Railway Co.	9.750%	6/15/20	6,352	6,806
Ryder System Inc.	2.875%	9/1/20	5,146	5,156
Ryder System Inc.	3.500%	6/1/21	1,000	1,015
Ryder System Inc.	2.250%	9/1/21	5,165	5,117
Ryder System Inc.	3.450%	11/15/21	950	966
Ryder System Inc.	2.800%	3/1/22	6,535	6,520
Ryder System Inc.	2.875%	6/1/22	6,810	6,854
Ryder System Inc.	2.500%	9/1/22	2,585	2,570
Ryder System Inc.	3.400%	3/1/23	8,955	9,125
Ryder System Inc.	3.750%	6/9/23	11,730	12,087
Ryder System Inc.	3.875%	12/1/23	650	678
Ryder System Inc.	3.650%	3/18/24	5,125	5,302
Southwest Airlines Co.	2.650%	11/5/20	5,609	5,613
Southwest Airlines Co.	2.750%	11/16/22	5,700	5,715
Union Pacific Corp.	2.250%	6/19/20	5,685	5,669
Union Pacific Corp.	4.000%	2/1/21	6,413	6,548
Union Pacific Corp.	3.200%	6/8/21	10,955	11,123
Union Pacific Corp.	2.950%	3/1/22	7,885	7,982
Union Pacific Corp.	4.163%	7/15/22	9,144	9,570
Union Pacific Corp.	2.950%	1/15/23	9,537	9,654
Union Pacific Corp.	2.750%	4/15/23	2,125	2,144
Union Pacific Corp.	3.500%	6/8/23	5,242	5,393
Union Pacific Corp.	3.646%	2/15/24	4,975	5,172
Union Pacific Corp.	3.150%	3/1/24	4,900	4,993
Union Pacific Corp.	3.750%	3/15/24	6,930	7,257
United Parcel Service Inc.	3.125%	1/15/21	10,366	10,485
United Parcel Service Inc.	2.050%	4/1/21	16,895	16,816
United Parcel Service Inc.	2.350%	5/16/22	15,349	15,357
United Parcel Service Inc.	2.450%	10/1/22	16,174	16,327
United Parcel Service Inc.	2.500%	4/1/23	10,340	10,344
				15,623,856

Utilities (4.2%)
Electric (4.0%)
AEP Texas Inc.	2.400%	10/1/22	5,575	5,556
Alabama Power Co.	2.450%	3/30/22	12,575	12,587
Alabama Power Co.	3.550%	12/1/23	3,750	3,904
Ameren Corp.	2.700%	11/15/20	4,962	4,963
Ameren Illinois Co.	2.700%	9/1/22	10,835	10,939
American Electric Power Co. Inc.	2.150%	11/13/20	6,715	6,672
American Electric Power Co. Inc.	3.650%	12/1/21	10,475	10,793
American Electric Power Co. Inc.	2.950%	12/15/22	4,400	4,457
Appalachian Power Co.	4.600%	3/30/21	8,700	8,992
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,447	5,572
Baltimore Gas & Electric Co.	3.350%	7/1/23	5,125	5,275
Berkshire Hathaway Energy Co.	2.375%	1/15/21	7,955	7,946
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,000	6,069
Berkshire Hathaway Energy Co.	3.750%	11/15/23	9,775	10,232
Black Hills Corp.	4.250%	11/30/23	6,386	6,709
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,000	7,911
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,987	2,971
CenterPoint Energy Inc.	3.600%	11/1/21	4,155	4,253
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,608
CenterPoint Energy Inc.	3.850%	2/1/24	8,225	8,583
CMS Energy Corp.	5.050%	3/15/22	5,800	6,129
Commonwealth Edison Co.	4.000%	8/1/20	8,125	8,246
Commonwealth Edison Co.	3.400%	9/1/21	7,350	7,487
Connecticut Light & Power Co.	2.500%	1/15/23	5,145	5,165
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	7,274	7,414
Consolidated Edison Inc.	2.000%	5/15/21	9,945	9,871
Consumers Energy Co.	2.850%	5/15/22	5,569	5,649
Consumers Energy Co.	3.375%	8/15/23	4,080	4,228
Delmarva Power & Light Co.	3.500%	11/15/23	6,759	7,001
Dominion Energy Inc.	2.579%	7/1/20	11,590	11,561
Dominion Energy Inc.	4.104%	4/1/21	5,350	5,473
Dominion Energy Inc.	2.000%	8/15/21	9,357	9,224
Dominion Energy Inc.	2.750%	1/15/22	4,750	4,747
Dominion Energy Inc.	2.750%	9/15/22	1,400	1,403
DTE Electric Co.	3.450%	10/1/20	5,521	5,584
DTE Electric Co.	3.650%	3/15/24	4,950	5,186
DTE Energy Co.	3.300%	6/15/22	4,470	4,542
DTE Energy Co.	3.700%	8/1/23	8,850	9,177
DTE Energy Co.	3.850%	12/1/23	5,888	6,136
Duke Energy Carolinas LLC	4.300%	6/15/20	4,219	4,298
Duke Energy Carolinas LLC	3.900%	6/15/21	5,725	5,876
Duke Energy Carolinas LLC	3.350%	5/15/22	5,000	5,146
Duke Energy Carolinas LLC	2.500%	3/15/23	9,929	9,954
Duke Energy Carolinas LLC	3.050%	3/15/23	5,377	5,494
Duke Energy Corp.	1.800%	9/1/21	7,320	7,195
Duke Energy Corp.	3.550%	9/15/21	7,680	7,828
Duke Energy Corp.	2.400%	8/15/22	6,450	6,415
Duke Energy Corp.	3.050%	8/15/22	4,128	4,180
Duke Energy Corp.	3.950%	10/15/23	10,700	11,218
Duke Energy Corp.	3.750%	4/15/24	18,346	19,047
Duke Energy Florida LLC	3.100%	8/15/21	3,536	3,578
Duke Energy Indiana LLC	3.750%	7/15/20	2,918	2,960
Duke Energy Ohio Inc.	3.800%	9/1/23	10,814	11,354
Duke Energy Progress LLC	3.000%	9/15/21	3,100	3,144
Duke Energy Progress LLC	2.800%	5/15/22	10,170	10,304

Duke Energy Progress LLC	3.375%	9/1/23	6,991	7,266
Edison International	2.400%	9/15/22	5,375	5,052
Edison International	2.950%	3/15/23	3,500	3,288
Emera US Finance LP	2.700%	6/15/21	12,508	12,478
Enel Generacion Chile SA	4.250%	4/15/24	4,165	4,283
Entergy Arkansas Inc.	3.750%	2/15/21	4,827	4,924
Entergy Corp.	5.125%	9/15/20	3,825	3,913
Entergy Corp.	4.000%	7/15/22	6,334	6,579
Entergy Louisiana LLC	4.050%	9/1/23	15,000	15,877
Eversource Energy	2.500%	3/15/21	11,475	11,458
Eversource Energy	2.750%	3/15/22	5,675	5,707
Eversource Energy	2.800%	5/1/23	10,625	10,678
Eversource Energy	3.800%	12/1/23	7,000	7,310
Exelon Corp.	2.850%	6/15/20	13,200	13,210
Exelon Corp.	5.150%	12/1/20	11,877	12,245
Exelon Corp.	2.450%	4/15/21	4,075	4,051
Exelon Corp.	3.497%	6/1/22	14,912	15,185
Exelon Generation Co. LLC	4.000%	10/1/20	11,621	11,775
Exelon Generation Co. LLC	3.400%	3/15/22	6,740	6,861
Exelon Generation Co. LLC	4.250%	6/15/22	7,934	8,288
FirstEnergy Corp.	2.850%	7/15/22	9,225	9,255
FirstEnergy Corp.	4.250%	3/15/23	14,299	14,996
Florida Power & Light Co.	2.750%	6/1/23	8,785	8,896
Fortis Inc.	2.100%	10/4/21	6,513	6,436
Georgia Power Co.	2.000%	9/8/20	11,581	11,497
Georgia Power Co.	2.400%	4/1/21	5,578	5,565
Georgia Power Co.	2.850%	5/15/22	4,720	4,744
Great Plains Energy Inc.	4.850%	6/1/21	4,907	5,072
ITC Holdings Corp.	2.700%	11/15/22	8,675	8,651
Kansas City Power & Light Co.	3.150%	3/15/23	4,815	4,931
Kentucky Utilities Co.	3.250%	11/1/20	4,759	4,810
LG&E & KU Energy LLC	3.750%	11/15/20	5,359	5,430
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	4,313	4,316
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	5,693	5,686
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	7,764	7,834
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	4,814	4,905
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	12,855	12,892
National Rural Utilities Cooperative Finance
Corp.	2.300%	9/15/22	2,568	2,561
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	8,087	8,160
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	5,435	5,648
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	10,950	11,147
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	4,025	4,016
NextEra Energy Capital Holdings Inc.	3.342%	9/1/20	13,958	14,089
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	4,415	4,565
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	7,750	7,817
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,305	5,314
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	17,905	18,118

Northern States Power Co.	2.200%	8/15/20	8,553	8,547
Northern States Power Co.	2.150%	8/15/22	2,875	2,854
Northern States Power Co.	2.600%	5/15/23	6,511	6,546
NV Energy Inc.	6.250%	11/15/20	6,940	7,298
Ohio Power Co.	5.375%	10/1/21	6,492	6,921
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	5,218	5,455
2 Oncor Electric Delivery Co. LLC	2.750%	6/1/24	3,000	3,014
PacifiCorp	3.850%	6/15/21	5,012	5,152
PacifiCorp	2.950%	2/1/22	6,637	6,711
PacifiCorp	2.950%	6/1/23	3,550	3,616
PacifiCorp	3.600%	4/1/24	6,825	7,122
PECO Energy Co.	1.700%	9/15/21	4,225	4,168
PECO Energy Co.	2.375%	9/15/22	1,875	1,878
Pinnacle West Capital Corp.	2.250%	11/30/20	5,225	5,193
PNM Resources Inc.	3.250%	3/9/21	4,400	4,422
Potomac Electric Power Co.	3.600%	3/15/24	4,971	5,184
PPL Capital Funding Inc.	4.200%	6/15/22	7,305	7,605
PPL Capital Funding Inc.	3.500%	12/1/22	5,505	5,627
PPL Capital Funding Inc.	3.400%	6/1/23	8,576	8,725
PPL Capital Funding Inc.	3.950%	3/15/24	3,956	4,108
PPL Electric Utilities Corp.	3.000%	9/15/21	4,400	4,459
Progress Energy Inc.	4.400%	1/15/21	6,825	6,993
Progress Energy Inc.	3.150%	4/1/22	8,187	8,292
PSEG Power LLC	3.000%	6/15/21	10,977	11,037
PSEG Power LLC	3.850%	6/1/23	10,994	11,349
Public Service Co. of Colorado	3.200%	11/15/20	3,230	3,257
Public Service Co. of Colorado	2.250%	9/15/22	5,835	5,793
Public Service Co. of New Hampshire	3.500%	11/1/23	8,800	9,179
Public Service Electric & Gas Co.	1.900%	3/15/21	8,600	8,545
Public Service Electric & Gas Co.	2.375%	5/15/23	13,040	13,006
Public Service Electric & Gas Co.	3.250%	9/1/23	2,200	2,276
Public Service Enterprise Group Inc.	2.000%	11/15/21	3,650	3,606
Public Service Enterprise Group Inc.	2.650%	11/15/22	7,645	7,624
Puget Energy Inc.	6.500%	12/15/20	8,270	8,717
Puget Energy Inc.	6.000%	9/1/21	6,776	7,233
Puget Energy Inc.	5.625%	7/15/22	7,171	7,669
San Diego Gas & Electric Co.	3.000%	8/15/21	3,506	3,530
San Diego Gas & Electric Co.	3.600%	9/1/23	6,575	6,759
Southern California Edison Co.	2.900%	3/1/21	2,600	2,598
Southern California Edison Co.	3.875%	6/1/21	4,660	4,747
1 Southern California Edison Co.	1.845%	2/1/22	1,189	1,164
Southern California Edison Co.	2.400%	2/1/22	4,350	4,292
Southern California Edison Co.	3.400%	6/1/23	7,550	7,644
Southern California Edison Co.	3.500%	10/1/23	8,609	8,783
Southern Co.	2.750%	6/15/20	10,021	10,026
Southern Co.	2.350%	7/1/21	14,124	14,002
Southern Co.	2.950%	7/1/23	10,756	10,804
1 Southern Co.	5.500%	3/15/57	5,925	5,962
Southern Power Co.	2.375%	6/1/20	2,570	2,564
Southern Power Co.	2.500%	12/15/21	5,700	5,695
TransAlta Corp.	4.500%	11/15/22	5,564	5,712
UIL Holdings Corp.	4.625%	10/1/20	1,240	1,269
Union Electric Co.	3.500%	4/15/24	5,110	5,288
Virginia Electric & Power Co.	2.950%	1/15/22	4,670	4,715
Virginia Electric & Power Co.	3.450%	9/1/22	5,939	6,102
Virginia Electric & Power Co.	2.750%	3/15/23	12,517	12,619
Virginia Electric & Power Co.	3.450%	2/15/24	4,310	4,472

WEC Energy Group Inc.	2.450%	6/15/20	5,592	5,579
WEC Energy Group Inc.	3.375%	6/15/21	11,852	12,027
WEC Energy Group Inc.	3.100%	3/8/22	700	708
Wisconsin Electric Power Co.	2.950%	9/15/21	3,020	3,055
Wisconsin Public Service Corp.	3.350%	11/21/21	6,170	6,304
Xcel Energy Inc.	2.400%	3/15/21	9,995	9,967
Xcel Energy Inc.	2.600%	3/15/22	3,900	3,908

Natural Gas (0.2%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	10,001	10,256
CenterPoint Energy Resources Corp.	3.550%	4/1/23	4,225	4,336
NiSource Inc.	2.650%	11/17/22	3,675	3,678
NiSource Inc.	3.650%	6/15/23	5,565	5,741
ONE Gas Inc.	3.610%	2/1/24	2,314	2,411
Sempra Energy	2.850%	11/15/20	7,987	8,009
Sempra Energy	2.875%	10/1/22	12,781	12,793
Sempra Energy	2.900%	2/1/23	7,475	7,487
Sempra Energy	4.050%	12/1/23	4,325	4,530
Southern Co. Gas Capital Corp.	3.500%	9/15/21	5,515	5,609
Southern Co. Gas Capital Corp.	2.450%	10/1/23	5,572	5,487
				1,231,798
Total Corporate Bonds (Cost $28,829,115)				29,119,993

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund (Cost
$99,484)	2.527%		994,737	99,494
Total Investments (99.4%) (Cost $28,971,945)				29,262,958
Other Assets and Liabilities-Net (0.6%)				177,332
Net Assets (100%)				29,440,290

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $549,269,000, representing 1.9% of net assets.
3 Securities with a value of $4,032,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(536)	(62,909)	33

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Short-Term Corporate Bond Index Fund

U.S. Government and Agency Obligations	—	43,471	—
Corporate Bonds	—	29,119,993	—
Temporary Cash Investments	99,494	—	—
Futures Contracts—Assets[1]	225	—	—
Total	99,719	29,163,464	—
1 Represents variation margin on the last day of the reporting period.